UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

    (Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)                 (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

    (Name and address of agent for service)

Registrant’s telephone number, including area code:          800-846-7526

Date of fiscal year end:  9/30

Date of reporting period: 3/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Fund Profile

As of March 31, 2018 (Unaudited)

Aggressive Growth Fund

Top Ten Industries (% of Net Assets)

Electronics	9.0%
Semiconductors	7.1%
Commercial Services	7.0%
Pharmaceuticals	6.0%
Retail	6.0%
Healthcare-Products	5.9%
Money Market Fund	5.3%
Banks	5.1%
Chemicals	4.0%
Software	3.9%
Other Assets Less Liabilities - Net	40.7%
100.0%

Large/Mid Cap Growth Fund

Top Ten Industries (% of Net Assets)

Semiconductors	11.6%
Electronics	10.5%
Retail	8.6%
Pharmaceuticals	6.3%
Computers	6.0%
Chemicals	5.4%
Software	4.8%
Banks	4.3%
Diversified Financial Services	3.9%
Money Market Fund	3.9%
Other Assets Less Liabilities - Net	34.7%
100.0%

Large/Mid Cap Value Fund

Top Ten Industries (% of Net Assets)

Electronics	13.6%
Banks	8.3%
Food	6.6%
Semiconductors	6.4%
Money Market Fund	6.0%
Insurance	5.6%
Aerospace/Defense	5.4%
Healthcare-Products	5.4%
REITS	5.1%
Oil & Natural Gas	4.7%
Other Assets Less Liabilities - Net	32.9%
100.0%

High Yield Bond Fund

Top Ten Industries (% of Net Assets)

Corporate Bonds	97.3%
Money Market Fund	1.3%
Other Assets Less Liabilities - Net	1.4%
100.0%

International Fund

Top Ten Industries (% of Net Assets)
Banks	13.2%
Auto Parts & Equipment	8.6%
Internet	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	4.1%
Food	3.9%
Chemicals	3.8%
Software	3.8%
Diversified Financial Services	3.7%
Other Assets Less Liabilities - Net	42.8%
100.0%

Small Cap Value Fund

Top Ten Industries (% of Net Assets)
Banks	15.9%
REITS	12.8%
Building Materials	9.4%
Oil & Gas	7.2%
Food	5.3%
Insurance	5.0%
Machinery	4.3%
Retail	4.2%
Aerospace/Defense	3.3%
Auto Parts & Equipment	3.1%
Other Assets Less Liabilities - Net	29.5%
100.0%

Fixed Income Fund

Top Ten Industries (% of Net Assets)
Government Notes & Bonds	38.7%
Corporate Bonds	31.7%
Government Mortgage - Backed Securities	25.9%
Money Market Fund	3.1%
Other Assets Less Liabilities - Net	0.6%
100.0%

Israel Common Values Fund

Top Ten Industries (% of Net Assets)
Banks	15.2%
Food	10.1%
Oil & Natural Gas	8.1%
Telecommunications	7.8%
Real Estate	7.7%
Insurance	6.5%
Semiconductors	6.4%
Software	6.2%
Electronics	4.8%
Computers	4.3%
Other Assets Less Liabilities - Net	22.9%
100.0%

Fund Profile

As of March 31, 2018 (Unaudited)(Continued)

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)

Treasury Inflation Protected Securities (TIPS)	29.6%
REITS	22.7%
Alternative Investments	18.9%
Oil & Gas	8.0%
Mining	5.3%
Money Market Fund	3.8%
Corporate Bonds	2.5%
Chemicals	2.1%
Oil & Gas Services	1.6%
Iron/Steel	1.3%
Other Assets Less Liabilities - Net	4.2%
100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)

Mutual Funds	96.8%
Money Market Fund	3.4%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Growth & Income Fund

Top Ten Industries
(% of Net Assets)

Government Notes & Bonds	37.6%
Money Market Fund	9.1%
Treasury Inflation Protected Securities (TIPS)	8.0%
Auto Parts & Equipment	3.7%
Diversified Financial Services	3.4%
Semiconductors	2.9%
Oil & Gas	2.8%
Home Builders	2.7%
Insurance	2.7%
Retail	2.3%
Other Assets Less Liabilities - Net	24.8%
100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	98.4%
Money Market Fund	1.7%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	15.0%
Preferred Stock	11.8%
Banks	11.1%
REITS	8.9%
Commercial Services	6.2%
Oil & Gas	6.1%
Electric	4.9%
Telecommunications	4.6%
Computers	4.0%
Building Materials	3.8%
Other Assets Less Liabilities - Net	23.6%
100.0%

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.9%

	AEROSPACE/DEFENSE - 2.4%
7,827	HEICO Corp.	$679,462

	AIRLINES - 1.9%
4,079	Copa Holdings SA - Class A	524,682

	AUTO PARTS & EQUIPMENT - 2.3%
6,480	Aptiv PLC	550,606
2,160	Delphi Automotive PLC	102,924
		653,530

	BANKS - 5.1%
10,855	CenterState Banks, Inc.	287,983
4,435	East West Bancorp, Inc.	277,365
1,482	SVB Financial Group *	355,695
8,861	Western Alliance Bancorp *	514,913
		1,435,956

	BIOTECHNOLOGY - 1.6%
2,852	Vertex Pharmaceuticals, Inc. *	464,819

	CHEMICALS - 4.0%
7,750	Albemarle Corp.	718,735
2,700	Quaker Chemical Corp.	399,951
		1,118,686

	COMMERCIAL SERVICES - 7.0%
1,918	FleetCor Technologies, Inc. *	388,395
4,581	Grand Canyon Education, Inc. *	480,639
7,833	On Assignment, Inc. *	641,366
2,985	WEX, Inc. *	467,511
		1,977,911

	COMPUTERS - 3.8%
9,572	Mercury Systems, Inc. *	462,519
9,995	Varonis Systems, Inc. *	604,698
		1,067,217

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
6,020	Belden, Inc.	415,019

	ELECTRONICS - 9.0%
6,700	Agilent Technologies, Inc.	448,230
7,415	Fortive Corp.	574,811
10,519	II-VI, Inc. *	430,227
7,685	Keysight Technologies, Inc. *	402,617
661	Mettler-Toledo International, Inc. *	380,095
8,795	Trimble, Inc. *	315,565
		2,551,545

	ENGINEERING & CONSTRUCTION - 2.9%
10,250	MasTec, Inc. *	482,262
4,216	TopBuild Corp. *	322,608
		804,870

	ENTERTAINMENT - 0.8%
983	Vail Resorts, Inc.	217,931

	HAND/MACHINE TOOLS - 1.1%
8,055	Kennametal, Inc.	323,489

	HEALTHCARE - PRODUCTS - 5.9%
1,146	Align Technology, Inc. *	287,795
3,881	Integra LifeSciences Holdings Corp. *	214,775
1,350	Intuitive Surgical, Inc. *	557,320
2,378	Teleflex, Inc.	606,342
		1,666,232

	HEALTHCARE - SERVICES - 0.8%
4,260	Encompass Health Corp.	243,544

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	HOME BUILDERS - 2.1%
12,649	PulteGroup, Inc.	$373,019
1,803	Thor Industries, Inc.	207,652
		580,671

	INSURANCE - 1.9%
6,754	American Equity Investment Life Holding Co.	198,297
7,645	Essent Group Ltd. *	325,371
		523,668

	INTERNET - 3.3%
2,095	Proofpoint, Inc. *	238,097
10,985	RingCentral, Inc. - Class A *	697,547
		935,644

	LODGING - 1.7%
15,189	ILG, Inc.	472,530

	MACHINERY - CONSTRUCTION & MINING - 2.8%
10,239	Oshkosh Corp.	791,168

	MACHINERY - DIVERSIFIED - 1.1%
3,247	Kadant, Inc.	306,841

	OIL & GAS - 1.1%
2,080	Concho Resources, Inc. *	312,686

	PACKAGING & CONTAINERS - 1.8%
4,398	Packaging Corporation of America	495,655

	PHARMACEUTICALS - 6.0%
8,438	Catalent, Inc. *	346,464
13,992	Collegium Pharmaceutical, Inc. *	357,496
4,108	Neurocrine Biosciences, Inc. *	340,676
2,502	PRA Health Sciences, Inc. *	207,566
6,101	Sarepta Therapeutics, Inc. *	452,023
		1,704,225

	RETAIL - 6.0%
2,274	Burlington Stores, Inc. *	302,783
1,670	Children’s Place, Inc.	225,867
4,429	Dollar Tree, Inc. *	420,312
1,795	O’Reilly Automotive, Inc. *	444,047
5,150	Texas Roadhouse, Inc.	297,567
		1,690,576

	SAVINGS & LOANS - 1.0%
6,995	Pacific Premier Bancorp, Inc. *	281,199

	SEMICONDUCTORS - 7.1%
27,225	Advanced Micro Devices, Inc. *	273,611
3,955	Cavium, Inc. *	313,948
3,865	Lam Research Corp.	785,213
2,777	MKS Instruments, Inc.	321,160
2,559	Monolithic Power System, Inc.	296,255
		1,990,187

	SOFTWARE - 3.9%
6,969	Fidelity National Information Services, Inc.	671,115
3,132	InterXion Holding NV *	194,529
1,643	MSCI, Inc.	245,579
		1,111,223

	TELECOMMUNICATIONS - 1.7%
4,200	LogMeIn, Inc.	485,310

	TRANSPORTATION - 2.3%
6,307	XPO Logistics, Inc. *	642,116

	TOTAL COMMON STOCK (Cost $22,197,681)	26,468,592

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 0.8%
10,425	Easterly Government Properties, Inc. (Cost $204,117)	$212,670

	MONEY MARKET FUND - 5.3%
1,503,040	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $1,503,040)	1,503,040

	TOTAL INVESTMENTS - 100.0% (Cost $23,904,838)	$28,184,302
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(12,334)
	NET ASSETS - 100.0%	$28,171,968

* Non-income producing securities.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 97.2%
	AIRLINES - 1.1%
58,100	Japan Airlines Co. Ltd. (ADR)	$1,183,497

	AUTO PARTS & EQUIPMENT - 8.6%
47,100	Continental AG (ADR)	2,609,811
63,500	Magna International, Inc. - Class A	3,578,225
95,800	Valeo SA (ADR)	3,176,728
		9,364,764

	BANKS - 13.2%
19,300	Banco Macro SA - Cl. B (ADR)	2,083,821
40,339	DBS Group Holdings Ltd. (ADR)	3,429,420
122,000	DNB ASA (ADR)	2,424,750
68,000	Intesa Sanpaola SpA (ADR)	1,497,360
75,000	KBC Group NV (ADR)	3,267,000
453,000	Mizuho Financial Group, Inc. (ADR)	1,676,100
		14,378,451

	BIOTECHNOLOGY - 1.5%
11,000	Shire PLC (ADR)	1,643,290

	BUILDING MATERIALS - 3.0%
200,000	Asahi Glass Co. Ltd. (ADR)	1,668,000
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,590,098
		3,258,098

	CHEMICALS - 3.8%
24,600	Arkema SA (ADR)	3,223,830
77,000	Brenntag AG (ADR)	917,455
		4,141,285

	COMMERCIAL SERVICES - 1.6%
34,100	AerCap Holdings NV *	1,729,552

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
45,100	ORIX Corp. (ADR)	4,052,686

	ELECTRIC - 0.6%
68,900	Power Assets Holdings Ltd. (ADR)	626,301

	ELECTRONICS - 2.2%
38,700	Orbotech Ltd. *	2,406,366

	ENGINEERING & CONSTRUCTION - 3.1%
137,000	Vinci SA (ADR)	3,374,310

	FOOD - 3.9%
18,000	Kerry Group PLC (ADR)	1,802,520
125,000	Marine Harvest ASA (ADR)	2,513,750
		4,316,270

	FOREST PRODUCTS & PAPER - 0.5%
10,000	Mondi PLC (ADR)	562,800

	HAND/MACHINE TOOLS - 3.1%
114,650	Techtronic Industries Co. (ADR)	3,390,201

	HEALTHCARE - PRODUCTS - 2.3%
65,000	Smith & Nephew PLC (ADR)	2,479,750

	HEALTHCARE - SERVICES - 2.7%
58,500	Fresenius Medical Care AG & Co. (ADR)	2,988,180

	HOME BUILDERS - 1.0%
58,000	Sekisui House Ltd. (ADR)	1,071,840

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.5%
59,100	Ageas (ADR)	$3,063,153
49,000	AIA Group Ltd. (ADR)	1,684,865
57,200	Muenchener Rueckversicherungs AG (ADR)	1,332,016
		6,080,034

	INTERNET - 6.1%
24,400	SINA Corp. *	2,544,188
45,100	Tencent Holdings Ltd. (ADR)	2,403,379
43,700	Yandex NV *	1,723,965
		6,671,532

	MACHINERY - CONSTRUCTION & MINING - 1.8%
51,000	Atlas Copco AB (ADR)	1,984,155

	MACHINERY - DIVERSIFIED - 1.2%
108,000	CNH Industrial NV	1,339,200

	MINING - 1.4%
29,000	Rio Tinto PLC (ADR)	1,494,370

	MISCELLANEOUS MANUFACTURING - 1.5%
40,138	FUJIFILM Holdings Corp. (ADR)	1,609,935

	OIL & GAS - 4.5%
50,100	Eni SpA (ADR)	1,770,033
133,000	Statoil ASA (ADR)	3,145,450
		4,915,483

	OIL & GAS SERVICES - 1.3%
47,600	Technip SA *	1,401,820

	PHARMACEUTICALS - 1.9%
53,500	Ipsen SA (ADR)	2,081,685

	RETAIL - 2.5%
178,400	Arcos Dorados Holdings, Inc.	1,632,360
133,600	Kingfisher PLC (ADR)	1,112,888
		2,745,248

	SEMICONDUCTORS - 1.8%
34,300	Infineon Technologies AG (ADR)	925,585
8,500	NXP Semiconductors NV *	994,500
		1,920,085

	SOFTWARE - 3.8%
34,200	Amadeus IT Holdings SA (ADR)	2,529,603
47,440	Open Text Corp.	1,650,912
		4,180,515

	TELECOMMUNICATIONS - 4.1%
18,600	Nice Ltd. (ADR) *	1,747,098
58,700	Nippon Telegraph & Telephone Corp. (ADR)	2,732,485
		4,479,583

	TRANSPORTATION - 2.8%
12,100	Canadian Pacific Railway Ltd.	2,135,650
61,000	East Japan Railway Co. (ADR)	953,735
		3,089,385

	WATER - 1.1%
112,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,186,080

	TOTAL COMMON STOCK (Cost $88,014,524)	106,146,751

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 2.9%
3,183,478	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $3,183,478)	$3,183,478

	TOTAL INVESTMENTS - 100.1% (Cost $91,198,002)	$109,330,229
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(113,237)
	NET ASSETS - 100.0%	$109,216,992

*Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

Diversification of Assets
Country	% of Net Assets
Japan	13.7%
France	10.9%
Germany	8.0%
Norway	7.4%
Britain	7.2%
Canada	6.7%
Hong Kong	6.7%
Belgium	5.8%
China	4.5%
Israel	3.8%
Ireland	3.2%
Singapore	3.2%
Italy	3.0%
Spain	2.3%
Argentina	1.9%
Sweden	1.8%
Russia	1.6%
United States	1.5%
Uruguay	1.5%
Brazil	1.1%
Netherlands	0.9%
South Africa	0.5%

Total	97.2%
Money Market Fund	2.9%
Other Assets Less Liabilities - Net	(0.1)%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.2%
	AEROSPACE/DEFENSE - 2.3%
9,596	General Dynamics Corp.	$2,119,756

	AIRLINES - 0.8%
5,590	Copa Holdings SA - Class A	719,042

	AUTO PARTS & EQUIPMENT - 1.1%
7,615	Aptiv PLC	647,047
6,743	Delphi Automotive PLC	321,304
		968,351

	BANKS - 4.3%
27,603	East West Bancorp, Inc.	1,726,292
5,701	SVB Financial Group *	1,368,297
13,298	Western Alliance Bancorp *	772,747
		3,867,336

	BIOTECHNOLOGY - 3.6%
23,031	Celgene Corp. *	2,054,596
6,362	Exelixis, Inc. *	140,918
2,791	Sage Therapeutics, Inc. *	449,546
3,542	Vertex Pharmaceuticals, Inc. *	577,275
		3,222,335

	CHEMICALS - 5.4%
11,822	Albemarle Corp.	1,096,372
6,404	Chemours Co.	311,939
8,965	FMC Corp.	686,450
11,161	LyondellBasell Industries NV	1,179,495
3,959	Sherwin-Williams Co.	1,552,403
		4,826,659

	COMMERCIAL SERVICES - 1.3%
2,273	MarketAxess Holdings, Inc.	494,241
4,262	WEX, Inc. *	667,515
		1,161,756

	COMPUTERS - 6.0%
20,717	Check Point Software Technologies Ltd. *	2,058,027
13,534	Mercury Systems, Inc. *	653,963
23,739	Varonis Systems, Inc. *	1,436,210
13,545	Western Digital Corp.	1,249,797
		5,397,997

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
26,415	Intercontinental Exchange, Inc.	1,915,616
50,725	Invesco Ltd.	1,623,707
		3,539,323

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
5,472	Belden, Inc.	377,240

	ELECTRONICS - 10.5%
13,302	Agilent Technologies, Inc. - Class A	889,904
18,298	Amphenol Corp. - Cl. A	1,576,007
11,383	Fortive Corp.	882,410
17,459	Honeywell International, Inc.	2,523,000
1,164	Mettler-Toledo International, Inc. *	669,335
24,695	TE Connectivity Ltd.	2,467,031
11,762	Trimble, Inc. *	422,021
		9,429,708

	ENGINEERING & CONSTRUCTION - 0.8%
14,826	MasTec, Inc. *	697,563

	ENTERTAINMENT - 0.3%
1,290	Vail Resorts, Inc.	285,993

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	FOOD - 2.7%
23,083	McCormick & Co., Inc.	$2,455,800

	HEALTHCARE - PRODUCTS - 3.6%
1,424	Align Technology, Inc. *	357,609
4,680	Edwards Lifesciences Corp. *	652,954
9,282	Henry Schein, Inc. *	623,843
951	Intuitive Surgical, Inc. *	392,601
4,647	Teleflex, Inc.	1,184,892
		3,211,899

	HEALTHCARE - SERVICES - 0.5%
4,359	Centene Corp. *	465,846

	HOME BUILDERS - 1.4%
26,917	PulteGroup, Inc.	793,782
3,927	Thor Industries, Inc.	452,273
		1,246,055

	INSURANCE - 1.5%
19,052	Arthur J. Gallagher & Co.	1,309,444

	INTERNET - 2.2%
28,267	CDW Corp.	1,987,453

	MACHINERY - CONSRTUCTION & MINING - 3.8%
5,772	BWX Technologies, Inc.	366,695
15,131	Caterpillar, Inc.	2,230,007
10,205	Oshkosh Corp.	788,540
		3,385,242

	MISCELLANEOUS MANUFACTURER - 2.4%
14,049	Illinois Tool Works, Inc.	2,200,916

	OIL & GAS - 3.5%
3,172	Concho Resources, Inc. *	476,847
32,071	ConocoPhillips	1,901,490
5,956	Diamondback Energy, Inc. *	753,553
		3,131,890

	PACKAGING & CONTAINERS - 0.7%
5,602	Packaging Corporation of America	631,345

	PHARMACEUTICALS - 6.3%
34,265	AbbVie, Inc.	3,243,182
7,694	Neurocrine Biosciences, Inc. *	638,063
21,888	Zoetis, Inc.	1,827,867
		5,709,112

	RETAIL - 8.6%
6,770	Burlington Stores, Inc. *	901,426
8,452	Costco Wholesale Corp.	1,592,610
8,333	Dollar Tree, Inc. *	790,802
38,298	Lowe’s Cos, Inc.	3,360,649
2,400	O’Reilly Automotive, Inc. *	593,712
8,541	Texas Roadhouse, Inc.	493,499
		7,732,698

	SEMICONDUCTORS - 11.6%
8,172	Broadcom Ltd.	1,925,732
10,448	Cavium, Inc. *	829,362
3,411	IPG Photonics Corp. *	796,059
2,860	Lam Research Corp.	581,038
38,983	Maxim Integrated Products, Inc.	2,347,556
5,332	MKS Instruments, Inc.	616,646
5,929	Monolithic Power Systems, Inc.	686,400
11,415	NVIDIA Corp.	2,643,600
		10,426,393

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	SOFTWARE - 4.8%
19,711	Callidus Software, Inc. *	$708,611
10,619	Fidelity National Information Services, Inc.	1,022,610
6,307	InterXion Holding NV *	391,728
14,442	PTC, Inc. *	1,126,620
3,107	ServiceNow, Inc. *	514,053
2,122	Ultimate Software Group, Inc. *	517,131
		4,280,753

	TELECOMMUNICATIONS - 0.8%
6,344	LogMeIn, Inc.	733,049

	TRANSPORTATION - 1.1%
9,577	XPO Logistics, Inc. *	975,034

	TOTAL COMMON STOCK (Cost $71,215,312)	86,495,988

	MONEY MARKET FUND - 3.9%
3,484,012	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $3,484,012)	3,484,012

	TOTAL INVESTMENTS - 100.1% (Cost $74,699,324)	$89,980,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(92,970)
	NET ASSETS - 100.0%	$89,887,030

*Non-income producing securities.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.5%
	AEROSPACE/DEFENSE - 3.3%
24,610	Esterline Technologies Corp. *	$1,800,222
49,900	Kaman Corp.	3,099,788
		4,900,010

	APPAREL - 2.1%
41,588	Oxford Industries, Inc.	3,100,801

	AUTO PARTS & EQUIPMENT - 3.1%
69,010	Douglas Dynamics, Inc.	2,991,584
47,570	Gentherm, Inc. *	1,615,002
		4,606,586

	BANKS - 15.9%
68,063	Columbia Banking System, Inc.	2,855,243
38,825	Glacier Bancorp, Inc.	1,490,104
75,305	Great Western Bancorp, Inc.	3,032,532
96,150	Hanmi Financial Corp.	2,956,613
99,244	Heritage Commerce Corp.	1,635,541
67,304	Legacy Texas Financial Group, Inc.	2,881,957
66,900	Renasant Corp.	2,847,264
73,350	ServisFirst Bancshares, Inc.	2,994,147
32,925	South State Corp.	2,808,503
		23,501,904

	BUILDING MATERIALS - 9.4%
68,186	Apogee Enterprises, Inc.	2,955,863
109,846	Continental Building Products, Inc. *	3,136,103
46,820	Gibraltar Industries, Inc. *	1,584,857
104,109	Summit Materials, Inc. - Class A *	3,152,421
96,425	Universal Forest Products, Inc.	3,128,991
		13,958,235

	CHEMICALS - 2.0%
42,656	Innospec, Inc.	2,926,202

	COMMERCIAL SERVICES - 1.0%
55,185	Carriage Services, Inc.	1,526,417

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
55,736	Novanta, Inc. *	2,906,632

	ELECTRONICS - 3.0%
75,244	Methode Electronics, Inc.	2,942,040
23,700	OSI Systems, Inc. *	1,546,899
		4,488,939

	ENGINEERING & CONSTRUCTION - 2.1%
75,225	Comfort Systems USA, Inc.	3,103,031

	FOOD - 5.3%
209,175	Hostess Brands, Inc. *	3,093,698
22,808	J & J Snack Foods Corp.	3,114,661
104,100	Nomad Foods Ltd. *	1,638,534
		7,846,893

	HEALTHCARE - PRODUCTS - 1.5%
35,756	CONMED Corp.	2,264,427

	HOME BUILDERS - 1.2%
29,325	Installed Building Products, Inc. *	1,760,966

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.0%
33,450	Aspen Insurance Holdings Ltd.	$1,500,232
75,077	Employers Holdings, Inc.	3,036,865
26,647	Kemper Corp.	1,518,879
17,897	Safety Insurance Group, Inc.	1,375,385
		7,431,361

	MACHINERY - 4.3%
16,212	Alamo Group, Inc.	1,781,699
46,449	Albany International Corp. - Class A	2,912,352
47,900	Columbus McKinnon Corp.	1,716,736
		6,410,787

	MISCELLANEOUS MANUFACTURER - 1.1%
35,069	Lydall, Inc. *	1,692,079

	OFFICE FURNISHINGS - 2.1%
59,395	Interface, Inc.	1,496,754
78,315	Knoll, Inc.	1,581,180
		3,077,934

	OIL & GAS - 7.2%
237,635	Callon Petroleum Co. *	3,146,287
130,925	Jagged Peak Energy, Inc. *	1,849,970
73,406	Resolute Energy Corp. *	2,543,518
324,207	SRC Energy, Inc. *	3,057,272
		10,597,047

	OIL & GAS SERVICES - 1.7%
154,290	ProPetro Holding Corp. *	2,451,668

	RETAIL - 4.2%
30,860	Lithia Motors, Inc. - Class A	3,102,047
123,435	Sonic Corp.	3,114,265
		6,216,312

	SAVINGS & LOANS - 3.0%
78,025	Banc of California, Inc.	1,505,883
75,573	Berkshire Hills Bancorp, Inc.	2,867,995
		4,373,878

	SEMICONDUCTORS - 1.8%
96,625	Brooks Automation, Inc.	2,616,605

	SOFTWARE - 2.2%
73,543	Omnicell, Inc. *	3,191,766

	WATER - 1.1%
26,365	Connecticut Water Service, Inc.	1,595,874

	TOTAL COMMON STOCK (Cost $111,145,656)	126,546,354

	REITs - 12.8%
78,625	Columbia Property Trust, Inc.	1,608,667
155,819	Easterly Government Properties, Inc.	3,178,708
42,650	Potlatch Corp.	2,219,932
204,775	Ramco-Gershenson Properties Trust	2,531,019
133,105	STAG Industrial, Inc.	3,183,872
233,647	Summit Hotel Properties, Inc.	3,179,936
87,608	Terreno Realty Corp.	3,023,352
	TOTAL REITs (Cost $18,033,475)	18,925,486

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.8%
2,642,090	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $2,642,090)	$2,642,090

	TOTAL INVESTMENTS - 100.1% (Cost $131,821,221)	$148,113,930
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(122,821)
	NET ASSETS - 100.0%	$147,991,109

* Non-income producing securities.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 88.6%
	AEROSPACE/DEFENSE - 5.4%
44,050	Curtiss-Wright Corp.	$5,949,833
27,300	General Dynamics Corp.	6,030,570
		11,980,403

	BANKS - 8.3%
97,650	Chemical Financial Corp.	5,339,502
53,900	East West Bancorp, Inc.	3,370,906
16,986	SVB Financial Group *	4,076,810
98,815	Western Alliance Bancorp *	5,742,140
		18,529,358

	BUILDING MATERIALS - 2.4%
51,900	Eagle Materials, Inc.	5,348,295

	CHEMICALS - 3.0%
17,350	Sherwin-Williams Co.	6,803,282

	COMPUTERS - 2.4%
80,785	Amdocs Ltd.	5,389,975

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
84,870	Intercontinental Exchange, Inc.	6,154,772

	ELECTRIC - 3.6%
55,800	DTE Energy Co.	5,825,520
41,465	NorthWestern Corp.	2,230,817
		8,056,337

	ELECTRIC COMPONENTS & EQUIPMENT - 2.2%
40,500	Hubbell, Inc.	4,932,090

	ELECTRONICS - 13.6%
70,740	Amphenol Corp. - Cl. A	6,092,836
96,800	Avnet, Inc.	4,042,368
126,300	FLIR Systems, Inc.	6,316,263
18,100	Honeywell International, Inc.	2,615,631
75,900	PerkinElmer, Inc.	5,747,148
57,100	TE Connectivity, Ltd.	5,704,290
		30,518,536

	FOOD - 6.6%
140,500	Flowers Foods, Inc.	3,071,330
49,990	JM Smucker Co.	6,199,260
52,300	McCormick & Co., Inc.	5,564,197
		14,834,787

	HEALTHCARE - PRODUCTS - 5.4%
79,800	Dentsply Sirona, Inc.	4,014,738
114,800	Patterson Companies, Inc.	2,552,004
59,550	STERIS PLC	5,559,588
		12,126,330

	INSURANCE 5.6%
86,500	Arthur J. Gallagher & Co.	5,945,145
25,400	Everest Re Group Ltd.	6,523,228
		12,468,373

	MEDIA - 2.1%
6,682	Cable One, Inc.	4,591,269

	MISCELLANEOUS MANUFACTURING - 3.6%
34,750	Eaton Corp. PLC	2,776,872
78,500	Pentair PLC	5,348,205
		8,125,077

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 4.7%
50,585	EOG Resources, Inc.	$5,325,083
42,100	Marathon Petroleum Corp.	3,077,931
47,695	RSP Permian, Inc. *	2,235,942
		10,638,956

	OIL & GAS SERVICES - 1.0%
46,305	Halliburton Co.	2,173,557

	RETAIL - 3.4%
25,675	Advance Auto Parts, Inc.	3,043,771
49,900	Genuine Parts Co.	4,483,016
		7,526,787

	SEMICONDUCTORS - 6.4%
22,600	Broadcom Ltd.	5,325,690
51,200	KLA - Tencor Corp.	5,581,312
16,500	Lam Research Corp.	3,352,140
		14,259,142

	SOFTWARE - 1.4%
29,650	Broadridge Financial Solutions, Inc.	3,252,308

	TEXTILES - 1.9%
18,800	Mohawk Industries, Inc. *	4,365,736

	TRANSPORTATION - 2.9%
47,900	Union Pacific Corp.	6,439,197

	TOTAL COMMON STOCK (Cost $158,608,284)	198,514,567

	REITs - 5.1%
28,825	Public Storage	5,776,242
36,925	Simon Property Group, Inc.	5,699,374
	TOTAL REITs (Cost $13,477,918)	11,475,616

	MONEY MARKET FUND - 6.0%
13,409,744	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.14% (A) (Cost $13,409,744)	13,409,744

	TOTAL INVESTMENTS - 99.7% (Cost $185,495,946)	$223,399,927
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.3%	623,225
	NET ASSETS - 100.0%	$224,023,152

* Non-income producing securities.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2018 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 96.3%
	CORPORATE BONDS - 31.7%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$989,852
1,000,000	Abbvie, Inc.	3.200	5/14/2026	952,097
1,000,000	American Electric Power	3.200	11/13/2027	954,916
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,034,885
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	967,169
1,000,000	Buckeye Partners LP	3.950	12/1/2026	945,802
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	962,766
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	976,319
1,000,000	Celgene Corp.	3.875	8/15/2025	992,290
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,010,782
1,000,000	CSX Corp.	3.250	6/1/2027	957,710
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,026,801
325,000	Eaton Corp.	5.600	5/15/2018	326,199
750,000	Eaton Corp.	2.750	11/2/2022	733,403
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	976,899
500,000	Energy Transfer Partners LP	6.700	7/1/2018	505,257
750,000	Husky Energy, Inc.	3.950	4/15/2022	764,995
914,312	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	998,153
750,000	Johnson Controls, Inc.	5.000	3/30/2020	780,890
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,018,330
800,000	LYB International Finance BV	4.000	7/15/2023	815,914
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,452,455
1,000,000	Phillips 66	3.605	2/15/2025	979,734
1,000,000	Potash Corp.	4.000	12/15/2026	1,000,616
128,000	Rio Tinto Finance USA PLC	2.875	8/21/2022	128,158
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	985,863
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	696,949
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,190,586
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	989,619
	TOTAL CORPORATE BONDS (Cost $26,571,807)			26,115,409

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.6%
	GOVERNMENT NOTES & BONDS - 38.7%
6,400,000	United States Treasury Note	3.125	5/15/2021	6,534,375
12,025,000	United States Treasury Note	2.125	6/30/2022	11,835,700
6,750,000	United States Treasury Note	2.250	11/15/2024	6,574,790
3,000,000	United States Treasury Note	2.000	8/15/2025	2,859,434
1,000,000	United States Treasury Note	1.625	2/15/2026	922,734
2,500,000	United States Treasury Note	4.500	2/15/2036	3,089,990
	TOTAL GOVERNMENT NOTES & BONDS (Cost $32,705,661)			31,817,023

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 25.9%
627,485	GNMA Pool 783060	4.000	8/15/2040	649,276
299,759	GNMA Pool 783403	3.500	9/15/2041	304,437
373,361	GNMA Pool G2 4520	5.000	8/20/2039	400,883
457,141	GNMA Pool G2 4947	5.000	2/20/2041	488,837
1,226,160	GNMA Pool G2 MA3376	3.500	1/20/2046	1,240,340
2,220,572	GNMA Pool G2 MA3663	3.500	5/20/2046	2,245,569
1,016,973	GNMA Pool G2 MA3735	3.000	6/20/2046	1,003,788
809,888	GNMA Pool G2 MA3736	3.500	6/20/2046	818,880
1,305,403	GNMA Pool G2 MA4004	3.500	10/20/2046	1,319,694

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 25.9% (Cont.)
$ 878,043	GNMA Pool G2 MA4509	3.000	6/20/2047	$865,539
1,183,453	GNMA Pool G2 MA4652	3.500	8/20/2047	1,196,409
1,610,885	GNMA Pool G2 MA4719	3.500	9/20/2047	1,628,556
1,617,926	GNMA Pool G2 MA4778	3.500	10/20/2047	1,635,700
1,520,463	GNMA Pool G2 MA4780	4.500	10/20/2047	1,584,207
1,479,594	GNMA Pool G2 MA4901	4.000	12/20/2047	1,523,311
1,356,409	GNMA Pool G2 MA4963	4.000	1/20/2048	1,397,628
1,132,785	GNMA Pool G2 MA4964	4.500	1/20/2048	1,183,353
1,795,327	GNMA Pool G2 MA5021	4.500	2/20/2048	1,873,631
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $21,896,904)			21,360,038

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $54,602,565)			53,177,061

	TOTAL BONDS AND NOTES (Cost $81,174,372)			79,292,470

Shares

	MONEY MARKET FUND - 3.1%
2,535,949	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $2,535,949)			2,535,949

	TOTAL INVESTMENTS - 99.4% (Cost $83,710,321)			$81,828,419
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%			512,114
	NET ASSETS - 100.0%			$82,340,533

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2018 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 97.3%
$ 1,000,000	Alliance Resource Finance Corp. (A)	7.500	5/1/2025	$1,053,750
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	502,500
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	502,500
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	961,250
950,000	B&G Foods, Inc.	5.250	4/1/2025	887,347
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,015,030
750,000	Bombardier, Inc. (A)	6.125	1/15/2023	751,868
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	545,750
250,000	Calpine Corp.	5.750	1/15/2025	229,375
500,000	Cascades, Inc. (A)	5.500	7/15/2022	505,625
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	516,250
500,000	Centene Corp.	4.750	1/15/2025	488,750
600,000	Community Health Systems, Inc.	6.250	3/31/2023	555,750
750,000	Covanta Holding Corp.	5.875	3/1/2024	736,875
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	248,750
1,000,000	CyrusOne Finance Corp.	5.000	3/15/2024	1,003,750
1,000,000	Dana, Inc.	5.500	12/15/2024	1,020,000
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	726,788
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	475,000
1,000,000	Delphi Jersey Holdings PLC (A)	5.000	10/1/2025	961,250
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	476,250
1,000,000	Energy Transfer Equity LP	5.875	1/15/2024	1,035,000
1,000,000	Equinix, Inc.	5.375	5/15/2027	1,017,500
500,000	Ferrellgas LP	6.750	1/15/2022	476,250
750,000	FMG Resources (A)	5.125	5/15/2024	742,493
500,000	FTI Consulting, Inc.	6.000	11/15/2022	515,000
750,000	Gartner, Inc. (A)	5.125	4/1/2025	751,875
500,000	Genesis Energy LP	6.750	8/1/2022	515,625
500,000	Geo Group, Inc.	5.125	4/1/2023	496,250
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	506,500
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	500,000
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	964,470
750,000	HCA, Inc.	5.250	4/15/2025	768,525
500,000	IHS Markit Ltd. (A)	4.750	2/15/2025	508,750
600,000	Ingevity Corp. (A)	4.500	2/1/2026	579,000
100,000	Itron, Inc. (A)	5.000	1/15/2026	98,780
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	518,750
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	1,024,200
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	958,750
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	1,001,250
500,000	New Gold, Inc. (A)	6.375	5/15/2025	512,500
500,000	NGL Energy Partners LP	6.875	10/15/2021	500,625
500,000	NGL Energy Partners LP	6.125	3/1/2025	478,750
1,000,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	952,500
250,000	NRG Energy, Inc.	7.250	5/15/2026	265,700
1,000,000	NuStar Logistics LP	5.625	4/28/2027	972,500
500,000	NXP BV / NXP Funding, LLC (A)	4.625	6/1/2023	510,150
850,000	Olin Corp.	5.125	9/15/2027	840,438
500,000	Oshkosh Corp.	5.375	3/1/2025	517,500
250,000	Parker Drilling Co.	6.750	7/15/2022	195,000
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	498,125
1,000,000	PBF Finance Corp.	7.250	6/15/2025	1,041,250
500,000	QTS LP (A)	4.750	11/15/2025	472,500
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	1,010,950
500,000	Rose Rock Midstream LP	5.625	7/15/2022	487,500
500,000	RSP Permian, Inc.	5.250	1/15/2025	519,375
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	745,312
1,000,000	Sealed Air Corp. (A)	5.250	4/1/2023	1,032,500
500,000	SemGroup LP	6.375	3/15/2025	480,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 97.3% (Cont.)
$ 1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	$973,190
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	508,125
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	952,500
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	957,500
1,000,000	Tallgrass Energy Finance Corp. (A)	5.500	1/15/2028	1,010,000
500,000	Targa Resources Partners LP	4.250	11/15/2023	481,875
500,000	Targa Resources Partners LP	5.375	2/1/2027	500,000
500,000	Teleflex, Inc.	4.875	6/1/2026	497,500
500,000	Tempur Sealy International, Inc.	5.625	10/15/2023	504,150
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	740,625
1,000,000	Tim Technologies, Inc. (A)	5.625	10/1/2025	997,500
750,000	Toll Brothers Finance Corp.	4.875	11/15/2025	742,500
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	505,000
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	764,775
500,000	United Rentals North America, Inc.	4.625	7/15/2023	510,625
500,000	United Rentals North America, Inc.	4.875	1/15/2028	483,750
500,000	Valvoline, Inc.	5.500	7/15/2024	514,375
500,000	Valvoline, Inc.	4.375	8/15/2025	486,250
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,003,450
325,000	Weekley Finance Corp.	6.000	2/1/2023	325,000
500,000	Weekley Finance Corp. (A)	6.625	8/15/2025	496,250
250,000	Whiting Petroleum Corp. (A)	6.625	1/15/2026	252,187
500,000	WPX Energy, Inc.	5.250	9/15/2024	495,000
	TOTAL BONDS (Cost $54,628,249)			53,878,678

Shares
	MONEY MARKET FUND - 1.3%
697,832	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B) (Cost $697,832)			697,832

	TOTAL INVESTMENTS - 98.6% (Cost $55,326,081)			$54,576,510
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.4%			799,602
	NET ASSETS - 100.0%			$55,376,112

LLC - Limited Liability Company.

LP - Limited Partnership.

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 37.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 97.0%
	AEROSPACE/DEFENSE - 3.3%
13,101	Elbit Systems Ltd.	$1,592,689

	APPAREL - 1.2%
19,500	Delta-Galil Industries Ltd.	573,195

	BANKS - 15.2%
44,500	Bank Hapoalim BM (ADR)	1,526,350
363,000	Bank Leumi Le-Israel BM	2,182,642
44,300	First International Bank Of Israel Ltd.	932,472
447,000	Israel Discount Bank Ltd. *	1,280,835
74,000	Mizrahi Tefahot Bank Ltd. *	1,412,826
		7,335,125

	CHEMICALS - 1.0%
116,000	Israel Chemicals Ltd.	491,840

	COMPUTERS - 4.3%
10,500	Check Point Software Technologies Ltd. *	1,043,070
35,266	Kornit Digital Ltd. *	454,931
49,210	Matrix IT Ltd.	554,354
		2,052,355

	ELECTRIC - 1.9%
16,700	Ormat Technologies, Inc.	941,566

	ELECTRONICS - 4.8%
27,896	Ituran Location and Control Ltd.	867,566
23,400	Orbotech Ltd. *	1,455,012
		2,322,578

	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd. *	6,159

	FOOD - 10.1%
22,500	Frutarom Industries Ltd.	2,057,835
15,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	787,940
160,000	Shufersal Ltd.	1,017,645
47,500	Strauss Group Ltd.	1,021,476
		4,884,896

	HEALTHCARE - PRODUCTS - 1.7%
13,000	Mazor Robotics Ltd. (ADR) *	797,680

	HOLDING COMPANIES - DIVERSIFIED - 3.1%
33,000	Elco Ltd.	687,475
174,400	Inrom Construction Industries Ltd.	809,696
		1,497,171

	HOME BUILDERS - 1.8%
1,800	Bayside Land Corp.	850,563

	INSURANCE - 6.5%
54,600	Clal Insurance Enterprises Holdings Ltd. *	982,407
147,000	Harel Insurance Investments & Financial Services Ltd.	1,161,061
930,000	Migdal Insurance & Financial Holding Ltd.	991,495
		3,134,963

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 8.1%
245,541	Delek Drilling LP	$753,231
1,900	Israel Corp. Ltd. *	356,529
2,961,664	Isramco Negev 2 LP	345,022
29,700	Noble Energy, Inc.	899,910
1,345,000	Oil Refineries Ltd.	621,385
2,500	Paz Oil Co. Ltd.	367,076
737,500	Ratio Oil Exploration 1992 LP *	569,481
		3,912,634

	REAL ESTATE - 7.7%
80,000	Alony Hetz Properties & Investments Ltd.	720,281
151,000	Amot Investments Ltd.	807,719
11,000	Azrieli Group Ltd.	526,682
40,000	Gazit-Globe Ltd.	394,548
332,522	Jerusalem Economy Ltd. *	803,353
11,366	Melisron Ltd.	452,244
		3,704,827

	RETAIL - 3.4%
84,909	Delek Automotive Systems Ltd. *	635,575
34,300	Tadiran Holdings Ltd.	1,001,396
		1,636,971

	SEMICONDUCTORS - 6.4%
14,500	Mellanox Technologies Ltd. *	1,056,325
36,800	Nova Measuring Instruments Ltd. *	998,384
1	Tower Semiconductor Ltd. *	17
37,900	Tower Semiconductor Ltd. *	1,019,889
		3,074,615

	SOFTWARE - 6.2%
19,000	CyberArk Software Ltd. *	969,380
79,783	Magic Software Enterprises Ltd.	678,155
27,455	Pointer Telocation Ltd. *	400,843
27,500	Radware Ltd. *	587,125
41,600	Sapiens International Corp. NV	354,848
		2,990,351

	TELECOMMUNICATIONS - 7.8%
86,000	AudioCodes Ltd. *	614,900
69,800	Cellcom Israel Ltd. *	497,674
21,400	Nice Ltd. (ADR) *	2,010,102
73,600	Partner Communications Co. Ltd. *	331,225
9,117	Silicom Ltd.	313,716
		3,767,617

	TEXTILES - 1.1%
30,300	Fox Wizel Ltd.	536,465

	TRANSPORTATION - 1.4%
1,575,013	Novolog Ltd.	655,872

	TOTAL COMMON STOCK (Cost $36,384,565)	46,760,132

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.3%
1,559,387	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $1,559,387)	$1,559,387

	TOTAL INVESTMENTS - 100.3% (Cost $37,943,952)	$48,319,519

	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3) %	(125,759)

	NET ASSETS - 100.0%	$48,193,760

* Non-income producing securities.

ADR American Depositary Receipt.

LP - Limited Partnership.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

Diversification of Assets
Country	% of Net Assets
Israel	93.2%
United States	3.8%
Total	97.0%
Money Market Fund	3.3%
Other Assets Less Liabilities - Net	(0.3)%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 22.4%
	AGRICULTURE - 0.6%
559	Andersons, Inc.	$18,503
3,336	Bunge Ltd.	246,664
871	Nutrien Ltd.	41,163
		306,330

	CHEMICALS - 2.1%
8,718	CF Industries Holdings, Inc.	328,930
2,199	FMC Corp.	168,377
1,952	K+S AG	56,272
15,096	Mosaic Co.	366,531
3,811	Sociedad Quimica Y Minera de Chile, SA (ADR)	187,311
		1,107,421

	ENVIRONMENTAL CONTROL - 0.1%
1,300	Kurita Water Industries Ltd.	41,378

	FOOD - 0.7%
5,133	BRF SA (ADR) *	35,520
3,205	Darling Ingredients, Inc. *	55,446
1,040	Ingredion, Inc.	134,077
1,900	Megmilk Snow Brand Co. Ltd.	51,381
12,300	Nippon Suisan Kaisha Ltd.	63,495
2,091	Pilgrim’s Pride Corp. *	51,460
		391,379

	HEALTHCARE - SERVICES - 0.7%
52,100	Brookdale Senior Living, Inc. *	349,591

	IRON/STEEL - 1.3%
4,971	AK Steel Holding Corp. *	22,519
1,178	Allegheny Technologies, Inc. *	27,895
1,052	ArcelorMittal (ADR) *	33,464
7,145	Cleveland-Cliffs, Inc. *	49,658
8,109	Gerdau SA (ADR)	37,788
4,300	Hitachi Metals Ltd.	49,975
5,600	Kobe Steel Ltd. *	54,921
762	POSCO (ADR) *	60,084
3,654	Severstal PAO (GDR)	55,139
7,000	Tokyo Steel Manufacturing Co. Ltd.	55,882
760	United States Steel Corp.	26,744
15,556	Vale SA (ADR)	197,872
		671,941

	MACHINERY - DIVERSIFIED - 1.1%
1,442	AGCO Corp.	93,514
4,046	CNH Industrial NV	50,170
2,144	Deere & Co.	333,006
5,200	Kubota Corp.	90,212
		566,902

	METAL FABRICATE/HARDWARE - 0.0%
507	Tenaris SA (ADR)	17,578

	MINING - 5.3%
3,452	Agnico Eagle Mines Ltd.	145,226
2,967	Alamos Gold, Inc.	15,458
5,540	Anglo American PLC	129,085
1,345	AngloGold Ashanti Ltd. (ADR)	12,764
2,974	BHP Billiton Ltd. (ADR)	132,135
234	BHP Billiton PLC (ADR)	9,297
451	Cameco Corp. *	4,100
3,247	Cia De Minas Buenaventura (ADR)	49,452
817	Compass Minerals International, Inc.	49,265

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 5.3% (Continued)
3,000	Detour Gold Corp. *	$30,343
298	First Quantum Minerals Ltd.	4,181
1,932	Franco-Nevada Corp.	132,129
24,174	Glencore PLC	119,978
45,562	Gold Fields Ltd. (ADR)	183,159
2,494	Goldcorp, Inc.	34,467
37,129	Hecla Mining Co.	136,263
36,641	Kinross Gold Corp. *	144,732
16,700	Lundin Mining Corp.	109,455
3,400	Mitsubishi Materials Corp.	99,586
9,739	MMC Norilsk Nickel PJSC (ADR)	180,512
10,533	Pan American Silver Corp.	170,108
1,163	Randgold Resources Ltd. (ADR)	96,808
5,274	Rio Tinto PLC (ADR)	271,769
1,486	Royal Gold, Inc.	127,603
108	Southern Copper Corp.	5,851
900	Sumitomo Metal Mining Co. Ltd.	36,601
14,900	Tahoe Resources, Inc.	69,920
7,443	Teck Resources Ltd.	191,552
15,894	Turquoise Hill Resources Ltd. *	48,795
556	Wheaton Precious Metals Corp.	11,326
		2,751,920

	OIL & GAS - 8.0%
268	Anadarko Petroleum Corp.	16,190
4,506	Antero Resources Corp. *	89,444
331	Apache Corp.	12,737
7,000	ARC Resources Ltd	76,230
2,514	Cabot Oil & Gas Corp.	60,286
2,358	Callon Petroleum Co. *	31,220
797	Canadian Natural Resources Ltd.	25,082
1,437	Carrizo Oil & Gas, Inc. *	22,992
13,966	Cenovus Energy, Inc.	118,834
901	Chesapeake Energy Corp. *	2,721
132	Cimarex Energy Co.	12,342
748	Concho Resources, Inc. *	112,447
268	ConocoPhillips	15,890
2,245	Continental Resources, Inc. *	132,343
18,100	Crescent Point Energy Corp.	122,983
543	Devon Energy Corp.	17,262
107	Diamondback Energy, Inc. *	13,538
1,026	Ecopetrol SA (ADR)	19,833
1,870	Encana Corp.	20,570
1,997	Energen Corp. *	125,531
9,700	Enerplus Corp.	109,019
1,233	Ensco PLC - Cl. A	5,413
1,081	EOG Resources, Inc.	113,797
1,575	EQT Corp.	74,828
1,280	Gulfport Energy Corp. *	12,352
587	Helmerich & Payne, Inc.	39,071
628	Hess Corp.	31,789
1,700	Husky Energy, Inc. *	24,315
6,500	Inpex Corp.	79,241
3,940	Lukoil PJSC (ADR)	271,466
13,581	Marathon Oil Corp.	219,062
2,350	Matador Resources Co. *	70,288
4,881	Murphy Oil Corp.	126,125
3,891	Newfield Exploration Co. *	95,018
4,564	Noble Energy, Inc.	138,289
876	Novatek OJSC (GDR)	120,012
13,089	Oasis Petroleum, Inc. *	106,021
435	Occidental Petroleum Corp.	28,258

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 8.0% (Continued)
656	Parsley Energy, Inc. *	$19,018
1,939	PDC Energy, Inc. *	95,069
3,018	Petroleo Brasileiro SA (ADR) *	42,675
12,300	Peyto Exploration & Development Corp.	103,037
909	Pioneer Natural Resources Co.	156,148
3,059	PrairieSky Royalty Ltd.	66,839
2,659	QEP Resources, Inc. *	26,032
3,069	Range Resources Corp.	44,623
14,357	Rosneft Oil Company (GDR) *	78,705
3,678	Rowan Cos PLC *	42,444
2,417	RSP Permian, Inc. *	113,309
1,463	Sasol Ltd. (ADR)	49,786
7,200	Seven Generations Energy Ltd. *	89,354
1,829	Southwestern Energy Co. *	7,920
7,415	Statoil ASA (ADR)	175,365
2,300	Suncor Energy, Inc.	79,369
4,900	Tourmaline Oil Corp.	83,044
5,810	Transocean Ltd. *	57,519
2,400	Vermillion Energy, Inc.	77,329
1,925	WPX Energy, Inc. *	28,451
504	YPF SA (ADR)	10,896
		4,159,771
	OIL & GAS SERVICES - 1.6%
3,199	Baker Hughes, Inc.	88,836
682	Core Laboratories NV	73,806
1,006	Dril-Quip, Inc. *	45,069
2,336	Halliburton Co.	109,652
10,261	McDermott International, Inc. *	62,489
409	National Oilwell Varco, Inc.	15,055
3,327	Oceaneering International, Inc.	61,682
1,315	Oil States International, Inc. *	34,453
3,541	Schlumberger Ltd.	229,386
733	TechnipFMC PLC (France)	21,302
3,683	TechnipFMC PLC	108,464
		850,194
	WATER - 0.9%
2,961	American Water Works Co.	243,187
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	91,921
5,651	Veolia Environnement SA	133,750
		468,858

	TOTAL COMMON STOCK (Cost $12,183,130)	11,683,263

	REITs - 22.7%
2,800	Alexandria Real Estate Equities, Inc.	349,692
7,500	Apartment Investment & Management Co. - Class A	305,625
2,950	AvalonBay Communities, Inc.	485,157
2,600	Boston Properties, Inc.	320,372
9,400	Brandywine Realty Trust	149,272
10,000	Brixmor Property Group, Inc.	152,500
8,500	Columbia Property Trust, Inc.	173,910
2,600	Crown Castle International Corp.	284,986
9,400	CubeSmart	265,080
7,400	DCT Industrial Trust, Inc.	416,916
4,200	Douglas Emmett, Inc.	154,392
12,000	Duke Realty Corp.	317,760
2,800	EPR Properties	155,120
1,800	Equinix, Inc.	752,652
3,000	Equity Lifestyle Properties, Inc.	263,310
7,700	Equity Residential	474,474
1,354	Essex Property Trust, Inc.	325,881
2,300	Federal Realty Investment Trust	267,053

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 22.7% (Continued)
17,000	HCP, Inc.			$394,910
9,000	Hospitality Properties Trust			228,060
5,300	Invitation Homes, Inc.			120,999
3,700	Kilroy Realty Corp.			262,552
4,063	Macerich Co.			227,609
1,308	Mid-America Apartment Communities, Inc.			119,342
1,700	National Health Investors, Inc.			114,393
4,700	National Retail Properties, Inc.			184,522
8,994	Prologis, Inc.			566,532
2,400	PS Business Parks, Inc.			271,296
2,200	Public Storage			440,858
2,233	Rayonier, Inc.			78,557
5,300	Regency Centers Corp.			312,594
12,852	RLJ Lodging Trust			249,843
6,129	Simon Property Group, Inc.			946,011
2,550	SL Green Realty Corp.			246,917
15,800	Spirit Realty Capital, Inc.			122,608
8,900	Store Capital Corp.			220,898
11,400	UDR, Inc.			406,068
4,900	Vornado Realty Trust			329,770
7,000	Weingarten Realty Investors			196,560
1,800	Welltower, Inc.			97,974
1,726	Weyerhaeuser Co.			60,410
	TOTAL REITS (Cost $11,301,455)			11,813,435

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 32.1%
	COPORATE BONDS - 2.5%
$ 400,000	Energy Transfer Partners LP	6.700	7/1/2018	404,205
400,000	LYB International Finance BV	4.000	7/15/2023	407,957
500,000	Welltower, Inc.	3.750	3/15/2023	506,736
	TOTAL CORPORATE BONDS (Cost $1,296,516)			1,318,898

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 29.6%
2,350,000	TIPS	0.125	4/15/2019	2,484,375
2,570,000	TIPS	0.125	4/15/2022	2,582,984
1,320,000	TIPS	0.625	1/15/2024	1,410,106
760,000	TIPS	2.375	1/15/2025	1,119,440
1,245,000	TIPS	2.000	1/15/2026	1,717,416
1,050,000	TIPS	2.375	1/15/2027	1,479,057
950,000	TIPS	1.750	1/15/2028	1,236,395
850,000	TIPS	2.500	1/15/2029	1,163,012
1,535,000	TIPS	2.125	2/15/2041	2,207,717
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $15,498,756)			15,400,502

	TOTAL BONDS AND NOTES (Cost $16,795,272)			16,719,400

Ounces
	ALTERNATIVE INVESTMENTS - 18.9%
6,743	Gold Bars *			8,934,629
57,827	Silver Bars *			945,589
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)			9,880,218

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.8%
2,006,362	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $2,006,362)	$2,006,362

	TOTAL INVESTMENTS - 99.9% (Cost $51,186,474)	$52,102,678
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	36,406
	NET ASSETS - 100.0%	$52,139,084

* Non-income producing securities/investments.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Strategic Growth Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 98.4% (A)
268,895	Timothy Plan Aggressive Growth Fund *	$2,250,651
419,543	Timothy Plan Defensive Strategies Fund	4,761,809
295,375	Timothy Plan Emerging Markets Fund	2,906,494
197,080	Timothy Plan Fixed Income Fund	1,957,006
341,269	Timothy Plan Growth & Income Fund	3,733,483
281,181	Timothy Plan High Yield Bond Fund	2,544,689
791,733	Timothy Plan International Fund	8,107,342
133,696	Timothy Plan Israel Common Values Fund	1,973,349
465,783	Timothy Plan Large/Mid Cap Growth Fund	4,056,972
233,252	Timothy Plan Large/Mid Cap Value Fund	4,508,765
125,553	Timothy Plan Small Cap Value Fund	2,438,246
	TOTAL MUTUAL FUNDS (Cost $36,196,895)	39,238,806

	MONEY MARKET FUND - 1.7%
675,137	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B) (Cost $675,137)	675,137

	TOTAL INVESTMENTS - 100.1% (Cost $36,872,032)	$39,913,943
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(41,000)
	NET ASSETS - 100.0%	$39,872,943

* Non-income producing securities.

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Conservative Growth Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 96.8% (A)
265,231	Timothy Plan Aggressive Growth Fund *	$2,219,986
520,982	Timothy Plan Defensive Strategies Fund	5,913,141
257,238	Timothy Plan Emerging Markets Fund	2,531,226
1,308,196	Timothy Plan Fixed Income Fund	12,990,384
462,318	Timothy Plan Growth & Income Fund	5,057,762
380,903	Timothy Plan High Yield Bond Fund	3,447,174
577,521	Timothy Plan International Fund	5,913,815
126,711	Timothy Plan Israel Common Values Fund	1,870,246
473,188	Timothy Plan Large/Mid Cap Growth Fund	4,121,464
243,979	Timothy Plan Large/Mid Cap Value Fund	4,716,117
141,710	Timothy Plan Small Cap Value Fund	2,752,010
	TOTAL MUTUAL FUNDS (Cost $48,919,347)	51,533,325

	MONEY MARKET FUND - 3.4%
1,805,868	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B) (Cost $1,805,868)	1,805,868

	TOTAL INVESTMENTS - 100.2% (Cost $50,725,215)	$53,339,193
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2) %	(90,553)
	NET ASSETS - 100.0%	$53,248,640

* Non-income producing securities.

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Emerging Markets Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 63.8%
	AEROSPACE/DEFENSE - 3.8%
41,645	Embraer SA (ADR)	$1,082,770

	AGRICULTURE - 0.5%
20,026	Adecoagro SA *	150,595

	APPAREL - 0.8%
54,000	Yue Yuen Industrial Holdings Ltd.	214,327

	AUTO MANUFACTURERS - 1.6%
14,930	Kia Motors Corp.	446,121

	AUTO PARTS & EQUIPMENT - 2.3%
2,268	China Yuchai International Ltd.	48,013
2,484	Hyundai Mobis Co. Ltd.	591,928
		639,941

	BANKS - 11.1%
117,974	AkBank TAS *	284,705
96,366	Banco del Bajio SA (A) *	205,841
63,300	Bangkok Bank PCL (NVDR)	400,812
24,377	Barclays Africa Group Ltd.	390,279
18,990	Grupo Aval Acciones y Valores SA (ADR)	157,807
94,708	Sberbank of Russia	418,096
113,800	Siam Commercial Bank Public Company Limited	522,235
12,061	TBC Bank Group PLC	311,313
72,989	Turkiye Garanti Bankasi AS	200,833
163,162	Turkiye Vakiflar Bankasi Tao *	267,722
		3,159,643

	BUILDING MATERIALS - 3.8%
160,001	Cemex SAB de CV (ADR) *	1,059,207
85,571	Urbi Desarrollos Urbanos SAB de CV *	31,315
		1,090,522

	COMMERCIAL SERVICES - 6.2%
50,800	Estacio Participacoes SA *	534,809
108,526	ITE Group PLC	237,799
112,000	Kroton Educacional SA	459,983
79,800	Mills Estruturas e Servicos de Engenharia SA *	78,993
5,064	S-1 Corp. *	456,088
		1,767,672

	COMPUTERS - 4.0%
58,000	Asustek Computer, Inc.	540,076
93,045	DataTec Ltd.	163,337
24,448	Infosys Ltd. (ADR)	436,397
		1,139,810

	ELECTRIC - 4.9%
97,000	AES Tiete Energia SA	354,892
8,600	Cia Paranaense de Energia *	59,773
3,260,992	Enel Chile SA	422,668
27,949	Reliance Infrastructure Ltd. (GDR)	558,980
		1,396,313

	FOOD - 3.8%
4,534	Binggrae Co. Ltd. *	256,072
544,000	First Pacific Co. Ltd.	295,972
302,400	Marfrig Global Foods SA *	535,906
		1,087,950

	HOLDING COMPANIES - 1.2%
879,000	Jasmine Broadband Internet Infrastructure Fund	328,887

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Emerging Markets Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 1.3%
33,437	Korean Reinsurance Company *	$357,615

	IRON/STEEL - 1.0%
939	POSCO	296,879

	MULTI-NATIONAL - 1.9%
19,078	Banco Latinoamericano de Comercio Exterior SA	543,723

	OIL & GAS - 6.1%
8,340	Lukoil PJSC (ADR)	577,295
44,500	Petrobras Distribuidora SA	309,556
8,501	Petroleo Brasileiro SA (ADR) *	110,428
34,791	YPF SA (ADR)	752,181
		1,749,460

	RETAIL - 3.5%
2,526,000	Bosideng International Holdings Ltd.	247,827
257,500	Lifestyle China Group Ltd. *	72,509
186,500	Lifestyle International Holdings Ltd.	305,594
103,000	Luk Fook Holdings International Ltd.	374,030
		999,960

	SEMICONDUCTORS - 1.2%
146	Samsung Electronics Co., Ltd.	335,859

	TELECOMMUNICATIONS - 4.6%
15,708	Empresa Nacional de Telecomunicaciones SA *	180,306
1,404	Mobile TeleSystems PJSC (ADR)	15,992
97,017	Mobile TeleSystems PJSC *	494,871
3,330,175	XL Axiata TBK PT *	609,554
		1,300,723

	TEXTILES - 0.2%
119,500	Weiqiao Textile Co.	60,905

	TOTAL COMMON STOCK (Cost $17,517,952)	18,149,675

	PREFERRED STOCK - 11.8%
43,900	Cia Brasileira de Distribuicao	886,823
66,581	Cia Paranaense de Energia *	520,252
885,556	Grupo Aval Acciones y Valores SA	369,365
8,651	Hyundai Motor Co.	700,423
73,200	Petroleo Brasileiro SA *	471,540
813,625	Surgutneftegas OJSC *	421,672
	TOTAL PREFERRED STOCK (Cost $3,113,375)	3,370,075

	REITs - 8.9%
1,108,101	Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	707,703
479,933	Fibra Uno Administracion SA de CV	720,419
310,193	Macquarie Mexico Real Estate Management SA de CV (A)	346,670
455,189	PLA Administradora Industrial S de RL de CV	756,840
	TOTAL REITs (Cost $2,745,232)	2,531,632

	MONEY MARKET FUND - 15.0%
4,264,094	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B) (Cost $4,264,094)	4,264,094

	TOTAL INVESTMENTS - 99.5% (Cost $27,640,653)	$28,315,476
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%	135,027
	NET ASSETS - 100.0%	$28,450,503

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Emerging Markets Fund

As of March 31, 2018 (Unaudited) (Continued)

* Non-income producing securities.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2018.

Diversification of Assets
Country	% of Net Assets
Brazil	19.0%
South Korea	12.1%
Mexico	11.0%
Russia	6.8%
Hong Kong	5.3%
Turkey	5.1%
Thailand	4.4%
India	3.5%
Argentina	3.2%
Indonesia	2.1%
Chile	2.1%
South Africa	1.9%
Panama	1.9%
Taiwan	1.9%
Colombia	1.9%
Georgia	1.1%
Britain	0.8%
China	0.2%
Singapore	0.2%
Total	84.5%
Money Market Fund	15.0%
Other Assets in Excess of Liabilities - Net	0.5%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 43.3%
	AIRLINES - 0.5%
3,475	SkyWest, Inc.	$189,040

	APPAREL - 0.6%
2,410	Deckers Outdoor Corp. *	216,972

	AUTO PARTS & EQUIPMENT - 3.7%
3,860	Allison Transmission Holdings, Inc.	150,772
9,280	American Axle & Manufacturing Holdings, Inc. *	141,242
1,470	Aptiv PLC	124,906
3,130	BorgWarner, Inc.	157,220
5,435	Dana, Inc.	140,006
920	Lear Corp.	171,203
6,235	Meritor, Inc. *	128,192
2,945	Tenneco, Inc.	161,592
1,135	Visteon Corp. *	125,122
		1,300,255

	BIOTECHNOLOGY - 0.4%
6,175	Exelixis, Inc. *	136,776

	BUILDING MATERIALS - 2.0%
4,410	Boise Cascade Co.	170,226
9,395	Builders FirstSource, Inc. *	186,397
6,045	Louisiana-Pacific Corp.	173,915
4,500	Norbord, Inc.	163,485
		694,023

	CHEMICALS - 0.9%
5,315	Huntsman Corp.	155,464
3,405	Kraton Corp. *	162,453
		317,917

	COMMERCIAL SERVICES - 2.1%
3,140	AerCap Holdings NV *	159,261
2,770	On Assignment, Inc. *	226,808
1,070	United Rentals, Inc. *	184,821
8,560	Western Union Co.	164,609
		735,499

	COMPUTERS - 2.2%
1,745	DXC Technology Co.	175,425
4,250	Seagate Technology PLC	248,710
6,910	Syntel, Inc. *	176,412
1,860	Western Digital Corp.	171,622
		772,169

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
10,970	BGC Partners, Inc.	147,547
3,480	Encore Capital Group, Inc. *	157,296
5,325	Federated Investors, Inc.	177,855
3,995	Houlihan Lokey, Inc.	178,177
4,235	Legg Mason, Inc.	172,153
3,815	Moelis & Co.	193,993
10,000	Santander Consumer USA Holdings, Inc.	163,000
		1,190,021

	ELECTRIC - 1.6%
2,380	Entergy Corp.	187,496
7,260	NRG Energy, Inc.	221,648
4,465	PNM Resources, Inc.	170,786
		579,930

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
3,395	Generac Holdings, Inc. *	155,864
5,425	SPX Corp. *	176,204
		332,068

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	ELECTRONICS - 0.9%
1,735	TE Connectivity Ltd.	$173,327
7,955	Vishay Intertechnology, Inc.	147,963
		321,290

	ENERGY - ALTERNATE SOURCES - 0.5%
2,645	First Solar, Inc. *	187,742

	FOOD - 0.8%
5,490	Pilgrim’s Pride Corp. *	135,109
1,280	Sanderson Farms, Inc.	152,346
		287,455

	HAND/MACHINE TOOLS - 0.4%
3,650	Kennametal, Inc.	146,584

	HEALTHCARE - PRODUCTS - 0.5%
2,090	LivaNova PLC *	184,965

	HEALTHCARE - SERVICES - 1.7%
2,020	Magellan Health, Inc. *	216,342
5,025	Tivity Health, Inc. *	199,241
905	WellCare Health Plans, Inc. *	175,235
		590,818

	HOME BUILDERS - 2.7%
2,495	LGI Homes, Inc. *	176,072
5,668	MDC Holdings, Inc.	158,251
1,415	Thor Industries, Inc.	162,966
3,750	Toll Brothers, Inc.	162,188
9,565	TRI Pointe Group, Inc. *	157,153
3,520	Winnebago Industries, Inc.	132,352
		948,982

	HOME FURNISHINGS - 0.7%
2,555	SodaStream International Ltd. *	234,626

	HOUSEHOLD PRODUCTS/WARES - 0.4%
12,620	ACCO Brands Corp.	158,381

	INSURANCE - 2.7%
5,545	American Equity Investment Life Holding Co.	162,801
6,905	CNO Financial Group, Inc.	149,631
12,620	MGIC Investment Corp. *	164,060
8,135	Radian Group, Inc.	154,890
1,045	Reinsurance Group of America, Inc.	160,930
3,110	Unum Group	148,067
		940,379
	IRON/STEEL - 1.1%
26,225	Cleveland-Cliffs, Inc. *	182,264
5,805	United States Steel Corp.	204,278
		386,542

	MACHINERY - CONSTRUCTION & MINING - 0.9%
1,130	Caterpillar, Inc.	166,539
1,935	Oshkosh Corp.	149,517
		316,056

	MINING - 1.0%
10,925	Freeport-McMoRan, Inc. *	191,952
21,375	Hudbay Minerals, Inc.	151,762
		343,714

	MISCELLANEOUS MANUFACTURER - 0.9%
4,445	Trinity Industries, Inc.	145,040
2,305	Trinseo SA	170,685
		315,725

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2018 (Unaudited) (Continued)

Shares				Fair Value

	OIL & GAS - 2.8%
12,750	Cenovus Energy, Inc.			$108,885
64,300	Chesapeake Energy Corp. *			194,186
8,550	Diamond Offshores Drilling, Inc. *			125,343
3,875	HollyFrontier Corp.			189,332
2,665	Marathon Petroleum Corp.			194,838
1,945	Valero Energy Corp.			180,438
				993,022

	OIL & GAS SERVICES - 0.4%
21,855	McDermott International, Inc. *			133,097

	PACKAGING & CONTAINERS - 0.4%
7,090	Owens-Illinois, Inc. *			153,569

	PHARMACEUTICALS - 0.5%
2,760	Express Scripts Holding Co. *			190,661

	RETAIL - 2.3%
3,250	Big Lots, Inc.			141,472
1,490	Children’s Place, Inc.			201,522
2,205	Group 1 Automotive, Inc.			144,075
8,745	Michaels Companies, Inc. *			172,364
3,535	Rush Enterprises, Inc. *			150,202
				809,635

	SEMICONDUCTORS - 2.9%
1,530	KLA-Tencor Corp.			166,785
785	Lam Research Corp.			159,481
3,750	Micron Technology, Inc. *			195,525
1,540	MKS Instruments, Inc.			178,101
3,785	Teradyne, Inc.			173,012
5,140	Tower Semiconductor Ltd. *			138,317
				1,011,221

	TRUCKING & LEASING - 0.5%
3,240	Greenbrier Companies, Inc.			162,810

	TOTAL COMMON STOCK (Cost $14,188,079)			15,281,944

	EXCHANGE TRADED FUNDS - 0.3%
4,000	James Biblically Responsible Investment ETF * (Cost $100,157)			98,338

	REITs - 0.8%
8,150	New Residential Investment Corp.			134,067
7,830	Xenia Hotels & Resorts, Inc.			154,408
	TOTAL REITs (Cost $296,316)			288,475

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 46.3%

	CORPORATE BONDS - 0.7%
$ 250,000	ConocoPhillips Co. (Cost $254,295)	3.350	11/15/2024	248,393

	GOVERNMENT NOTES, BONDS & AGENCIES - 37.6%
314,815	Federal Home Loan Banks	3.000	4/18/2031	299,456
500,000	Federal Home Loan Mortgage Corp.	3.100	3/29/2023	500,081
2,000,000	United States Treasury Note	1.250	10/31/2018	1,991,602
3,000,000	United States Treasury Note	1.888	1/31/2019	3,004,804
1,500,000	United States Treasury Note	1.250	4/30/2019	1,485,615
1,500,000	United States Treasury Note	1.625	8/15/2022	1,444,687
3,000,000	United States Treasury Note	1.750	5/15/2023	2,881,289
1,000,000	United States Treasury Note	3.125	2/15/2042	1,033,496
750,000	United States Treasury Note	2.250	8/15/2046	646,055
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $13,449,263)			13,287,085

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 8.0%
$ 2,000,000	United States Treasury Note TIPS (Cost $2,858,109)	2.375	1/15/2027	$2,817,253

	TOTAL BONDS & NOTES (Cost $16,561,667)			16,352,731
Shares

	MONEY MARKET FUND - 9.1%
3,194,622	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A) (Cost $3,194,622)			3,194,622

	TOTAL INVESTMENTS - 99.8% (Cost $34,340,841)			$35,216,110
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			72,411
	NET ASSETS - 100.0%			$35,288,521

* Non-income producing securities.

PLC - Public Limited Company.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2018

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
ASSETS:
Investments, at cost	$23,904,838	$91,198,002	$74,699,324	$131,821,221	$185,495,946	$83,710,321

Investments, at value	$28,184,302	$109,330,229	$89,980,000	$148,113,930	$223,399,927	$81,828,419
Cash	5,974	70,230	17,699	58,468	74,517	-
Dividends and interest receivable	12,954	163,582	42,897	133,821	150,673	569,123
Receivable for fund shares sold	7,427	90,767	41,989	42,057	109,734	33,170
Receivable for securities sold	-	-	-	293,718	702,654	-
Receivable for foreign tax reclaims	-	133,630	-	-	-	-
Prepaid expenses and other assets	21,262	50,275	45,815	105,212	70,143	22,618

Total Assets	28,231,919	109,838,713	90,128,400	148,747,206	224,507,648	82,453,330

LIABILITIES:
Payable for fund shares redeemed	19,496	85,944	137,771	125,428	221,564	27,992
Payable to related parties	-	14,826	6,928	-	30,900	29,651
Accrued advisory fees	18,245	87,800	64,330	100,274	143,899	27,275
Accrued 12b-1 fees	8,238	21,606	25,031	34,958	57,527	22,636
Payable for securities purchased	-	402,716	-	487,720	-	-
Accrued expenses and other liabilities	13,972	8,829	7,310	7,717	30,606	5,243

Total Liabilities	59,951	621,721	241,370	756,097	484,496	112,797

Net Assets	$28,171,968	$109,216,992	$89,887,030	$147,991,109	$224,023,152	$82,340,533

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$23,884,136	$93,779,562	$73,524,355	$123,606,386	$174,499,230	$85,215,269
Accumulated net investment income (loss)	(368,921)	(2,078,045)	(171,908)	131,941	315,127	359,308
Accumulated net realized gain (loss) from investment	377,289	(616,752)	1,253,907	7,960,073	11,304,814	(1,352,142)
Net unrealized appreciation (depreciation) on investments	4,279,464	18,132,227	15,280,676	16,292,709	37,903,981	(1,881,902)

Net Assets	$28,171,968	$109,216,992	$89,887,030	$147,991,109	$224,023,152	$82,340,533

Class A
Net Assets	$23,236,639	$81,937,862	$71,309,669	$111,964,469	$173,854,765	$70,200,329
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,775,639	8,001,233	8,184,856	5,766,597	8,994,563	7,066,516
Net Asset Value, offering price and redemption price per share	$8.37	$10.24	$8.71	$19.42	$19.33	$9.93

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$8.86	$10.84	$9.22	$20.55	$20.46	$10.40 *

Class C
Net Assets	$3,930,183	$5,148,939	$10,666,244	$13,684,056	$25,336,796	$9,781,808
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	567,081	518,520	1,492,719	961,568	1,614,127	1,022,370
Net Asset Value, offering price and redemption price per share	$6.93	$9.93	$7.15	$14.23	$15.70	$9.57

Minimum Redemption Price Per Share (NAV * 0.99)	$6.86	$9.83	$7.08	$14.09	$15.54	$9.47

Class I
Net Assets	$1,005,146	$22,130,191	$7,911,117	$22,342,584	$24,831,591	$2,358,396
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	118,405	2,158,055	895,042	1,137,920	1,273,510	239,085
Net Asset Value, offering price and redemption price per share	$8.49	$10.25	$8.84	$19.63	$19.50	$9.86

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2018

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
ASSETS:
Investments, at cost	$55,326,081	$37,943,952	$42,286,219	$675,137	$1,805,868	$27,640,653	$34,340,841
Investments in affiliates, at cost	-	-	-	36,196,895	48,919,347	-	-

Investments, at value	$54,576,510	$48,319,519	$42,222,460	$675,137	$1,805,868	$28,315,476	$35,216,110
Investments in affiliates, at value	-	-	-	39,238,806	51,533,325	-	-
Gold and Silver Investments, at fair value (Cost $8,900,255)	-	-	9,880,218	-	-	-	-
Cash	-	53,924	2,730	-	-	91,150	3,413
Canadian Dollar (CAD)(Cost $965)	-	-	964	-	-	-	-
Turkish Lira (TRY)(Cost $10,125)	-	-	-	-	-	10,103	-
Dividends and interest receivable	835,045	43,915	122,871	724	1,753	75,389	92,877
Receivable for fund shares sold	47,853	65,023	57,683	6,783	3,524	4,784	7,440
Deposit with broker	-	-	39,745	-	-	-	-
Receivable for foreign tax reclaims	-	-	7,097	-	-	-	889
Prepaid expenses and other assets	48,459	42,379	12,794	13,213	17,464	57,782	16,906

Total Assets	55,507,867	48,524,760	52,346,562	39,934,663	53,361,934	28,554,684	35,337,635

LIABILITIES:
Payable for securities purchased	-	262,937	-	-	-	-	-
Payable for fund shares redeemed	76,426	7,531	73,927	16,513	59,142	67,328	6,033
Payable to related parties	3,831	986	39,522	14,214	18,668	-	7,735
Accrued advisory fees	27,063	41,030	24,162	18,778	27,877	26,760	24,438
Accrued 12b-1 fees	12,111	14,912	11,407	3,952	5,678	7,256	9,030
Accrued expenses and other liabilities	12,324	3,604	58,460	8,263	1,929	2,837	1,878

Total Liabilities	131,755	331,000	207,478	61,720	113,294	104,181	49,114

Net Assets	$55,376,112	$48,193,760	$52,139,084	$39,872,943	$53,248,640	$28,450,503	$35,288,521

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$57,236,055	$40,973,622	$51,151,197	$37,295,738	$50,037,857	$28,228,552	$33,958,419
Accumulated net investment income (loss)	28,496	(1,758,827)	115,500	476,199	569,479	(63,726)	5,321
Accumulated net realized gain (loss) from investments	(1,138,868)	(1,396,454)	(42,435)	(940,905)	27,326	(390,084)	449,512
Net unrealized appreciation (depreciation) on investments	(749,571)	10,375,419	914,822	3,041,911	2,613,978	675,761	875,269

Net Assets	$55,376,112	$48,193,760	$52,139,084	$39,872,943	$53,248,640	$28,450,503	$35,288,521

Class A
Net Assets	$42,033,982	$35,012,721	$43,610,521	$32,872,106	$43,940,509	$23,994,367	$29,335,290
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,642,287	2,372,629	3,843,889	3,398,519	4,102,912	2,436,488	2,681,159
Net Asset Value, offering price and redemption price per share	$9.05	$14.76	$11.35	$9.67	$10.71	$9.85	$10.94

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.48 *	$15.62	$12.01	$10.23	$11.33	$10.42	$11.58

Class C
Net Assets	$3,340,546	$8,463,742	$5,808,955	$7,000,837	$9,308,131	$2,509,815	$3,106,619
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	364,268	595,808	535,626	803,729	953,677	261,356	292,715
Net Asset Value, offering price and redemption price per share	$9.17	$14.21	$10.85	$8.71	$9.76	$9.60	$10.61

Minimum Redemption Price Per Share (NAV * 0.99)	$9.08	$14.07	$10.74	$8.62	$9.66	$9.50	$10.50

Class I
Net Assets	$10,001,584	$4,717,297	$2,719,608	$-	$-	$1,946,321	$2,846,612
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,104,437	318,498	239,938	-	-	196,500	258,474
Net Asset Value, offering price and redemption price per share	$9.06	$14.81	$11.33	$-	$-	$9.90	$11.01

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2018

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$6,737	$15,185	$37,979	$14,961	$33,352	$1,185,605
Dividend Income	76,678	647,028	538,566	1,110,358	1,802,211	-
Foreign tax withheld	-	(40,684)	-	-	-	-

Total Investment Income	83,415	621,529	576,545	1,125,319	1,835,563	1,185,605

Operating Expenses:
Investment advisory fees	119,991	501,708	382,413	618,048	928,387	252,580
12b-1 Fees:
Class A	29,311	99,625	91,495	138,735	214,081	90,505
Class C	19,013	25,027	52,955	68,262	124,762	47,767
Administration fees	27,030	107,080	87,730	111,000	223,120	98,760
Registration fees	14,378	12,740	14,560	17,594	17,290	22,750
Non 12b-1 shareholder servicing fees	8,484	43,510	24,953	26,647	65,600	26,864
Custody fees	6,827	7,950	7,409	11,848	11,537	8,516
Audit fees	6,690	6,789	6,746	6,642	6,817	6,720
Printing expenses	4,668	12,323	10,403	12,950	19,961	9,226
Trustees’ fees	1,270	3,353	2,646	4,825	6,148	2,009
Compliance officer fees	830	3,517	3,091	5,442	8,451	2,992
Insurance expenses	364	1,820	728	1,456	2,002	1,456
Miscellaneous expenses	182	1,381	726	2,162	553	2,730

Total Operating Expenses	239,038	826,823	685,855	1,025,611	1,628,709	572,875
Less: Expenses waived by Advisor	(14,116)	(25,085)	(22,495)	(36,356)	(109,222)	(84,193)

Net Operating Expenses	224,922	801,738	663,360	989,255	1,519,487	488,682

Net Investment Income (Loss)	(141,507)	(180,209)	(86,815)	136,064	316,076	696,923

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	836,446	820,381	1,745,910	11,413,796	11,308,597	(421,030)
and foreign currency translations	-	(19)	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments	221,449	4,904,872	1,635,103	(6,711,299)	4,062,147	(2,007,049)
and foreign currency transactions	-	8	-	-	-	-

Net Realized and Unrealized Gain (Loss) on Investments	1,057,895	5,725,242	3,381,013	4,702,497	15,370,744	(2,428,079)

Net Increase (Decrease) in Net Assets Resulting From Operations	$916,388	$5,545,033	$3,294,198	$4,838,561	$15,686,820	$(1,731,156)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2018

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
Investment Income:
Interest income	$1,596,323	$9,369	$286,399	$7,610	$17,317	$16,773	$190,663
Dividend Income	-	389,964	360,225	-	-	281,292	100,791
Dividend income from affiliated funds	-	-	-	970,076	1,109,482	-	-
Foreign tax withheld	-	(100,160)	(9,880)	-	-	(23,080)	(265)

Total Investment Income	1,596,323	299,173	636,744	977,686	1,126,799	274,985	291,189

Operating Expenses:
Investment advisory fees	192,583	239,688	167,964	130,006	178,365	139,393	153,399
12b-1 fees:
Class A	64,027	45,877	58,677	-	-	23,660	37,825
Class C	17,204	42,463	32,008	26,399	35,810	12,570	15,443
Administration fees	74,760	43,300	85,290	45,860	63,927	19,130	44,360
Non 12b-1 shareholder servicing fees	28,290	16,530	34,940	7,160	3,711	9,610	13,320
Registration fees	12,465	12,740	15,470	11,830	15,006	22,750	13,650
Printing expenses	10,290	4,177	14,637	6,075	6,826	3,827	182
Audit fees	7,800	6,886	8,100	6,658	6,841	6,684	6,836
Custody fees	5,616	14,369	26,724	3,040	4,746	18,744	4,380
Compliance officer fees	5,070	1,773	3,940	1,727	2,990	830	2,184
Trustees’ fees	2,681	852	1,975	1,316	1,728	595	2,912
Insurance expenses	730	182	728	728	640	-	218
Miscellaneous expenses	797	3,458	72	182	183	974	182

Total Operating Expenses	422,313	432,295	450,525	240,981	320,773	258,767	294,891
Less: Expenses waived by Advisor	(16,049)	-	(13,997)	-	-	(5,808)	(9,023)

Net Operating Expenses	406,264	432,295	436,528	240,981	320,773	252,959	285,868

Net Investment Income (Loss)	1,190,059	(133,122)	200,216	736,705	806,026	22,026	5,321

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	290,161	(697,212)	695,553	-	-	818,414	449,801
and foreign currency translations	-	2,982	(3,840)	-	-	(4,087)	2
affiliated investments	-	-	-	131,036	153,008	-	-
Net change in unrealized appreciation (depreciation) on investments	(2,485,187)	859,716	(1,216,420)	-	-	(642,127)	(720,227)
affiliated funds	-	-	-	(81,705)	(619,014)	-	-
alternative investments	-	-	286,828	-	-	-	-
and foreign currency translations	-	(126)	262	-	-	(47)	-

Net Realized and Unrealized Gain (Loss) on Investments	(2,195,026)	165,360	(237,617)	49,331	(466,006)	172,153	(270,424)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,004,967)	$32,238	$(37,401)	$786,036	$340,020	$194,179	$(265,103)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017
Operations:	(Unaudited )		(Unaudited )		(Unaudited )
Net investment income (loss)	$(141,507)	$(288,224)	$(180,209)	$330,646	$(86,815)	$(159,698)
Net realized gain (loss) from investments and foreign currency translations	836,446	1,503,387	820,362	9,963,900	1,745,910	2,495,324
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	221,449	3,127,978	4,904,880	3,000,892	1,635,103	8,627,675

Net increase (decrease) in net assets resulting from operations	916,388	4,343,141	5,545,033	13,295,438	3,294,198	10,963,301

Distributions to Shareholders:
Net investment income
Class A	-	-	(1,590,599)	(651,323)	-	-
Class C	-	-	(78,049)	(6,005)	-	-
Class I	-	-	(317,870)	(72,240)	-	-
Net realized gains
Class A	-	-	-	-	(1,847,919)	(696,373)
Class C	-	-	-	-	(315,112)	(108,931)
Class I	-	-	-	-	(131,374)	(13,562)

Total dividends and distributions to shareholders	-	-	(1,986,518)	(729,568)	(2,294,405)	(818,866)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,146,322	10,276,076	14,600,830	29,924,470	13,246,111	28,163,409
Class C	484,149	664,926	700,076	1,063,169	1,098,196	2,761,483
Class I	260,044	410,807	9,915,968	10,148,632	4,507,147	2,705,137
Reinvestment of dividends and distributions
Class A	-	-	1,371,884	555,955	1,776,200	671,056
Class C	-	-	67,880	5,464	286,578	95,918
Class I	-	-	195,978	39,506	114,736	13,516
Cost of shares redeemed
Class A	(3,236,731)	(12,638,423)	(18,103,222)	(29,726,519)	(12,928,456)	(23,071,818)
Class C	(239,708)	(1,040,253)	(429,430)	(1,543,450)	(671,700)	(1,701,660)
Class I	(178,695)	(25,304)	(1,517,669)	(1,564,989)	(677,228)	(196,871)

Net increase (decrease) in net assets from share transactions of beneficial interest	235,381	(2,352,171)	6,802,295	8,902,238	6,751,584	9,440,170

Total Increase in Net Assets	1,151,769	1,990,970	10,360,810	21,468,108	7,751,377	19,584,605

Net Assets:
Beginning of period	27,020,199	25,029,229	98,856,182	77,388,074	82,135,653	62,551,048

End of period*	$28,171,968	$27,020,199	$109,216,992	$98,856,182	$89,887,030	$82,135,653

* Includes accumulated net investment income (loss) at end of period	$(368,921)	$(227,414)	$(2,078,045)	$88,682	$(171,908)	$(85,093)

Share Activity:
Shares Sold
Class A	375,501	1,412,044	1,423,924	3,344,583	1,496,252	3,551,281
Class C	69,044	107,222	71,117	122,174	150,173	414,212
Class I	30,712	54,291	964,897	1,157,000	504,883	330,898
Shares Reinvested
Class A	-	-	138,017	65,793	203,693	86,812
Class C	-	-	7,027	664	39,969	14,894
Class I	-	-	19,696	4,675	12,979	1,730
Shares Redeemed
Class A	(382,194)	(1,741,621)	(1,787,141)	(3,390,201)	(1,468,526)	(2,895,329)
Class C	(34,224)	(175,323)	(43,383)	(184,030)	(91,856)	(258,305)
Class I	(20,357)	(3,580)	(149,579)	(175,352)	(75,357)	(24,333)

Net increase (decrease) in shares of beneficial interest outstanding	38,482	(346,967)	644,575	945,306	772,210	1,221,860

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$136,064	$174,210	$316,076	$366,696	$696,923	$1,081,386
Net realized gain (loss) from investments and foreign currency translations	11,413,796	9,445,306	11,308,597	13,916,124	(421,030)	(39,983)
Capital gain dividends from REITs	-	102,356	-	12,498	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,711,299)	15,135,696	4,062,147	9,553,606	(2,007,049)	(2,031,650)

Net increase (decrease) in net assets resulting from operations	4,838,561	24,857,568	15,686,820	23,848,924	(1,731,156)	(990,247)

Distributions to Shareholders:
Net investment income
Class A	(22,710)	-	(220,445)	-	(608,691)	(1,274,991)
Class C	-	-	-	-	(46,475)	(87,395)
Class I	(52,883)	-	(76,736)	-	(23,080)	(28,822)
Net realized gains
Class A	(9,388,636)	(1,379,261)	(10,710,030)	(1,940,987)	-	-
Class C	(1,526,616)	(197,580)	(1,896,292)	(312,832)	-	-
Class I	(1,716,592)	(95,030)	(1,324,276)	(78,954)	-	-

Total dividends and distributions to shareholders	(12,707,437)	(1,671,871)	(14,227,779)	(2,332,773)	(678,246)	(1,391,208)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	14,517,572	34,063,961	23,065,412	44,668,663	7,665,680	29,145,764
Class C	1,109,844	3,051,009	1,958,746	5,127,515	1,829,724	3,385,129
Class I	4,558,457	15,600,425	7,184,023	15,746,538	730,210	2,319,134
Reinvestment of dividends and distributions
Class A	8,933,807	1,332,783	10,092,852	1,782,051	535,264	1,137,339
Class C	1,478,390	189,394	1,738,242	278,290	40,586	74,448
Class I	1,609,352	79,726	1,175,132	74,220	19,290	25,178
Cost of shares redeemed
Class A	(18,789,650)	(36,134,908)	(27,877,487)	(51,593,275)	(11,789,695)	(38,428,316)
Class C	(992,752)	(2,277,120)	(2,001,276)	(4,692,501)	(1,451,074)	(3,243,896)
Class I	(1,831,091)	(1,277,488)	(3,014,946)	(3,161,750)	(458,333)	(771,465)

Net increase (decrease) in net assets from share transactions of beneficial interest	10,593,929	14,627,782	12,320,698	8,229,751	(2,878,348)	(6,356,685)

Total Increase (Decrease) in Net Assets	2,725,053	37,813,479	13,779,739	29,745,902	(5,287,750)	(8,738,140)

Net Assets:
Beginning of period	145,266,056	107,452,577	210,243,413	180,497,511	87,628,283	96,366,423

End of period*	$147,991,109	$145,266,056	$224,023,152	$210,243,413	$82,340,533	$87,628,283

* Includes accumulated net investment income (loss) at end of period	$131,941	$71,470	$315,127	$296,232	$359,308	$340,631

Share Activity:
Shares Sold
Class A	719,279	1,841,275	1,167,956	2,470,843	757,687	2,846,241
Class C	74,257	213,742	122,665	341,567	189,124	343,433
Class I	224,921	849,133	363,011	856,447	72,595	229,120
Shares Reinvested
Class A	459,558	70,705	526,767	100,624	53,341	111,777
Class C	103,529	13,180	111,426	18,918	4,194	7,594
Class I	81,901	4,189	60,825	4,160	1,937	2,487
Shares Redeemed
Class A	(921,514)	(1,954,274)	(1,419,970)	(2,845,566)	(1,164,543)	(3,761,593)
Class C	(66,338)	(159,590)	(124,703)	(313,752)	(149,627)	(329,334)
Class I	(90,077)	(66,949)	(152,771)	(169,874)	(45,561)	(75,731)

Net increase (decrease) in shares of beneficial interest outstanding	585,516	811,411	655,206	463,367	(280,853)	(626,006)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$1,190,059	$2,020,983	$(133,122)	$133,738	$200,216	$(48,943)
Net realized gain (loss) from investments and foreign currency translations	290,161	422,511	(694,230)	689,047	691,713	272,119
Capital gain dividends from REITs	-	-	-	-	-	94,148
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,485,187)	1,248,316	859,590	5,289,562	(929,330)	(1,377,738)

Net increase (decrease) in net assets resulting from operations	(1,004,967)	3,691,810	32,238	6,112,347	(37,401)	(1,060,414)

Distributions to Shareholders:
Net investment income
Class A	(1,007,192)	(1,652,789)	(489,270)	(265,667)	(60,700)	(208,348)
Class C	(56,280)	(92,483)	(71,728)	(49,930)	-	-
Class I	(211,211)	(248,296)	(37,506)	(10,636)	(11,149)	(2,838)

Total dividends and distributions to shareholders	(1,274,683)	(1,993,568)	(598,504)	(326,233)	(71,849)	(211,186)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,932,299	31,183,806	9,474,116	24,717,238	3,781,240	12,582,965
Class C	303,248	806,793	1,393,327	3,951,474	256,016	1,389,434
Class I	4,251,419	11,795,627	2,950,741	1,727,826	468,925	2,620,051
Reinvestment of dividends and distributions
Class A	883,952	1,432,008	449,425	245,204	57,373	196,408
Class C	50,452	83,410	61,406	43,283	-	-
Class I	147,111	153,646	31,555	8,532	8,471	2,381
Cost of shares redeemed
Class A	(18,943,701)	(30,260,787)	(9,528,917)	(10,511,012)	(10,235,968)	(30,288,144)
Class C	(426,307)	(563,008)	(805,260)	(1,335,601)	(1,103,635)	(4,160,352)
Class I	(3,748,186)	(3,979,380)	(317,982)	(275,995)	(408,095)	(381,311)

Net increase (decrease) in net assets from share transactions of beneficial interest	(8,549,713)	10,652,115	3,708,411	18,570,949	(7,175,673)	(18,038,568)

Total Increase (Decrease) in Net Assets	(10,829,363)	12,350,357	3,142,145	24,357,063	(7,284,923)	(19,310,168)

Net Assets:
Beginning of period	66,205,475	53,855,118	45,051,615	20,694,552	59,424,007	78,734,175

End of period*	$55,376,112	$66,205,475	$48,193,760	$45,051,615	$52,139,084	$59,424,007

* Includes accumulated net investment income (loss) at end of period	$28,496	$113,120	$(1,758,827)	$(1,027,201)	$115,500	$(12,867)

Share Activity:
Shares Sold
Class A	952,927	3,356,207	613,926	1,786,768	329,739	1,108,876
Class C	32,159	86,106	94,288	302,596	23,312	128,104
Class I	457,877	1,273,172	190,682	123,082	40,898	232,834
Shares Reinvested
Class A	96,090	154,827	29,744	19,538	5,019	17,351
Class C	5,420	8,921	4,212	3,568	-	-
Class I	16,024	16,553	2,081	679	742	211
Shares Redeemed
Class A	(2,039,517)	(3,278,174)	(615,790)	(748,818)	(894,389)	(2,701,606)
Class C	(45,216)	(60,370)	(54,178)	(99,863)	(100,959)	(384,962)
Class I	(402,434)	(427,863)	(20,524)	(19,084)	(35,506)	(33,852)

Net increase (decrease) in shares of beneficial interest outstanding	(926,670)	1,129,379	244,441	1,368,466	(631,144)	(1,633,044)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
Operations:	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$736,705	$(230,099)	$806,026	$(187,665)	$22,026	$97,810
Net realized gain from investments and foreign currency translations	131,036	338,897	153,008	170,419	814,327	417,866
Capital gain distributions from affiliated funds	-	109,062	-	126,976	-	-
Net change in unrealized appreciation (depreciation) on investments, affiliated funds and foreign currency translations	(81,705)	2,933,572	(619,014)	3,046,851	(642,174)	2,388,280

Net increase in net assets resulting from operations	786,036	3,151,432	340,020	3,156,581	194,179	2,903,956

Distributions to Shareholders:
Net Investment Income
Class A	-	-	-	-	(113,234)	(43,769)
Class C	-	-	-	-	(5,091)	-
Class I	-	-	-	-	(14,243)	(4,732)
From net realized gains
Class A	-	-	(137,622)	-	-	-
Class C	-	-	(31,354)	-	-	-

Total dividends and distributions to shareholders	-	-	(168,976)	-	(132,568)	(48,501)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,479,611	4,166,453	2,755,596	6,702,813	9,057,192	11,239,828
Class C	372,159	785,628	812,057	1,695,154	474,589	1,505,369
Class I	-	-	-	-	406,723	952,797
Reinvestment of dividends and distributions
Class A	-	-	131,649	-	105,541	41,696
Class C	-	-	30,014	-	4,430	-
Class I	-	-	-	-	12,412	4,324
Cost of shares redeemed
Class A	(3,043,989)	(6,834,735)	(4,232,059)	(8,654,305)	(2,063,080)	(3,799,619)
Class C	(453,932)	(1,715,590)	(1,510,424)	(2,943,388)	(421,379)	(316,701)
Class I	-	-	-	-	(252,697)	(135,941)

Net increase (decrease) in net assets from share transactions of beneficial interest	(646,151)	(3,598,244)	(2,013,167)	(3,199,726)	7,323,731	9,491,753

Total Increase (Decrease) in Net Assets	139,885	(446,812)	(1,842,123)	(43,145)	7,385,342	12,347,208

Net Assets:
Beginning of period	39,733,058	40,179,870	55,090,763	55,133,908	21,065,161	8,717,953

End of period*	$39,872,943	$39,733,058	$53,248,640	$55,090,763	$28,450,503	$21,065,161

* Includes accumulated net investment income (loss) at end of period	$476,199	$(260,506)	$569,479	$(236,547)	$(63,726)	$46,816

Share Activity:
Shares Sold
Class A	253,298	464,147	254,058	655,267	903,836	1,274,463
Class C	42,426	96,618	82,039	180,953	49,388	176,963
Class I	-	-	-	-	40,976	107,396
Shares Reinvested
Class A	-	-	12,201	-	11,017	5,122
Class C	-	-	3,047	-	473	-
Class I	-	-	-	-	1,289	529
Shares Redeemed
Class A	(312,354)	(762,256)	(390,619)	(845,604)	(213,674)	(426,808)
Class C	(51,951)	(211,295)	(153,558)	(312,252)	(43,054)	(36,280)
Class I	-	-	-	-	(25,738)	(14,747)

Net increase (decrease) in shares of beneficial interest outstanding	(68,581)	(412,786)	(192,832)	(321,636)	724,513	1,086,638

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Growth & Income Fund
	Six Months Ended	Year Ended
Operations:	March 31, 2018	September 30, 2017
	(Unaudited)
Net investment income	$5,321	$10,837
Net realized gain from investments and foreign currency translations	449,803	3,128,758
Capital gain dividends from REITs	-	13,128
Net change in unrealized appreciation (depreciation) on investments	(720,227)	(1,372,106)

Net increase (decrease) in net assets resulting from operations	(265,103)	1,780,617

Distributions to Shareholders:
Net Investment Income
Class A	-	(21,156)
Class I	-	(5,642)
From net realized gains
Class A	(721,257)	-
Class C	(74,717)	-
Class I	(65,160)	-

Total dividends and distributions to shareholders	(861,134)	(26,798)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,512,761	6,564,420
Class C	444,690	928,371
Class I	941,711	775,543
Reinvestment of dividends and distributions
Class A	692,715	20,338
Class C	68,477	-
Class I	64,420	5,224
Cost of shares redeemed
Class A	(3,366,171)	(14,180,161)
Class C	(303,736)	(1,069,371)
Class I	(269,881)	(275,644)

Net increase (decrease) in net assets from share transactions of beneficial interest	784,986	(7,231,280)

Total Decrease in Net Assets	(341,251)	(5,477,461)

Net Assets:
Beginning of period	35,629,772	41,107,233

End of period*	$35,288,521	$35,629,772

* Includes accumulated net investment income (loss) at end of period	$5,321	$-

Share Activity:
Shares Sold
Class A	222,554	604,205
Class C	40,770	87,468
Class I	82,863	71,030
Shares Reinvested
Class A	61,960	1,881
Class C	6,305	-
Class I	5,731	480
Shares Redeemed
Class A	(300,124)	(1,299,652)
Class C	(27,843)	(100,879)
Class I	(23,847)	(25,176)

Net increase (decrease) in shares of beneficial interest outstanding	68,369	(660,643)

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year		For the Year	For the Year	For the Year
	Months ended		ended	ended		ended	ended	ended
	March 31,		September 30,	September 30,		September 30,	September 30,	September 30,
	2018		2017	2016		2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$8.10		$6.82	$7.98		$9.18	$9.00	$7.10

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.08)	(0.04)		(0.08)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	0.31		1.36	(0.02)	(B)	(0.05)	0.84	1.99

Total from investment operations	0.27		1.28	(0.06)		(0.13)	0.73	1.90

LESS DISTRIBUTIONS:
From net realized gains on investments	-		-	(1.10)		(1.07)	(0.55)	-

Total distributions	-		-	(1.10)		(1.07)	(0.55)	-

Net asset value, end of period	$8.37		$8.10	$6.82		$7.98	$9.18	$9.00

Total return (C)(D)	3.21%	(E)	18.77%	(1.03)%		(2.35)%	8.22%	26.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,237		$22,549	$21,209		$16,306	$19,268	$17,727
Ratios to average net assets
Expenses, before waiver and reimbursement	1.60%	(F)	1.69%	1.69%		1.77%	1.74%	-
Expenses, net waiver and reimbursement	1.50%	(F)	1.59%	1.59%		1.67%	1.73%	1.86%
Net investment loss, before waiver and reimbursement	(1.01)%	(F)	(1.12)%	(0.73)%		(1.04)%	(1.19)%	-
Net investment loss, net waiver and reimbursement	(0.91)%	(F)	(1.02)%	(0.63)%		(0.94)%	(1.18)%	(1.20)%
Portfolio turnover rate	41%	(E)	151%	124%		144%	91%	120%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$6.73		$5.71	$6.90		$8.13	$8.09	$6.43

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.11)	(0.08)		(0.13)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	0.26		1.13	(0.01)	(B)	(0.03)	0.75	1.80

Total from investment operations	0.20		1.02	(0.09)		(0.16)	0.59	1.66

LESS DISTRIBUTIONS:
From net realized gains on investments	-		-	(1.10)		(1.07)	(0.55)	-

Total distributions	-		-	(1.10)		(1.07)	(0.55)	-

Net asset value, end of period	$6.93		$6.73	$5.71		$6.90	$8.13	$8.09

Total return (C)(D)	2.97%	(E)	17.86%	(1.73)%		(3.10)%	7.37%	25.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,930		$3,584	$3,426		$3,442	$3,458	$2,892
Ratios to average net assets
Expenses, before waiver and reimbursement	2.35%	(F)	2.44%	2.44%		2.52%	2.49%	-
Expenses, net waiver and reimbursement	2.25%	(F)	2.34%	2.34%		2.42%	2.48%	2.60%
Net investment loss, before waiver and reimbursement	(1.76)%	(F)	(1.88)%	(1.47)%		(1.78)%	(1.94)%	-
Net investment loss, net waiver and reimbursement	(1.66)%	(F)	(1.78)%	(1.37)%		(1.69)%	(1.93)%	(1.94)%
Portfolio turnover rate	41%	(E)	151%	124%		144%	91%	120%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.21		$6.89	$8.03		$9.21	$9.01	$8.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		(0.06)	(0.03)		(0.06)	(0.07)	-	*
Net realized and unrealized gain (loss) on investments	0.31		1.38	(0.01)	(C)	(0.05)	0.82	0.14

Total from investment operations	0.28		1.32	(0.04)		(0.11)	0.75	0.14

LESS DISTRIBUTIONS:

From net realized gains on investments	-		-	(1.10)		(1.07)	(0.55)	-

Total distributions	-		-	(1.10)		(1.07)	(0.55)	-

Net asset value, end of period	$8.49		$8.21	$6.89		$8.03	$9.21	$9.01

Total return (D)	3.41%	(E)	19.16%	(0.75)%		(2.10)%	8.43%	1.58%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,005		$887	$395		$303	$140	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.35%	(F)	1.44%	1.44%		1.52%	1.33%	-
Expenses, net waiver and reimbursement	1.25%	(F)	1.34%	1.34%		1.42%	1.28%	1.61%	(F)
Net investment income (loss), before waiver and reimbursement	(0.75)%	(F)	(0.88)%	(0.48)%		(0.74)%	(0.78)%	-
Net investment loss, net waiver and reimbursement	(0.65)%	(F)	(0.78)%	(0.38)%		(0.69)%	(0.73)%	(0.95)%	(F)
Portfolio turnover rate	41%	(E)	151%	124%		144%	91%	120%	(E)

*Amount	is less than $0.005 per share.
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.86		$8.53	$8.47		$8.89		$8.65	$7.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.04	0.00	*	0.08		0.05	0.06
Net realized and unrealized gain (loss) on investments	0.61		1.38	0.15		(0.50)		0.36	1.34

Total from investment operations	0.59		1.42	0.15		(0.42)		0.41	1.40

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.09)	(0.09)		-		(0.17)	(0.06)

Total distributions	(0.21)		(0.09)	(0.09)		-		(0.17)	(0.06)

Net asset value, end of period	$10.24		$9.86	$8.53		$8.47		$8.89	$8.65

Total return (B)(C)	5.99%	(D)	16.78%	1.85%		(4.72)%	(E)	4.74%	19.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$81,938		$81,153	$70,013		$53,458		$54,709	$38,432
Ratios to average net assets
Expenses, before waiver and reimbursement	1.65%	(F)	1.69%	1.68%		1.67%		1.69%	-
Expenses, net waiver and reimbursement	1.60%	(F)	1.64%	1.63%		1.62%		1.68%	1.73%
Net investment income (loss) before waiver and reimbursement	(0.41)%	(F)	0.35%	(0.03)%		0.88%		0.52%	-
Net investment income (loss), net waiver and reimbursement	(0.36)%	(F)	0.40%	0.02%		0.93%		0.52%	0.70%
Portfolio turnover rate	12%	(D)	42%	28%		30%		31%	29%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.55		$8.25	$8.21	$8.67		$8.46		$7.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.03)	(0.06)	0.02		(0.02)		-
Net realized and unrealized gain (loss) on investments	0.60		1.34	0.15	(0.48)		0.35	(B)	1.31

Total from investment operations	0.54		1.31	0.09	(0.46)		0.33		1.31

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.01)	(0.05)	-		(0.12)		-

Total distributions	(0.16)		(0.01)	(0.05)	-		(0.12)		-

Net asset value, end of period	$9.93		$9.55	$8.25	$8.21		$8.67		$8.46

Total return (C)(D)	5.65%	(E)	15.93%	1.09%	(5.31)%	(F)	3.87%		18.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,149		$4,620	$4,495	$3,498		$3,336		$2,446
Ratios to average net assets
Expenses, before waiver and reimbursement	2.40%	(G)	2.44%	2.43%	2.41%		2.44%		-
Expenses, net waiver and reimbursement	2.35%	(G)	2.39%	2.38%	2.36%		2.44%		2.47%
Net investment income (loss) before waiver and reimbursement	(1.17)%	(G)	(0.41)%	(0.74)%	0.17%		(0.21)%		-
Net investment income (loss), net waiver and reimbursement	(1.12)%	(G)	(0.36)%	(0.69)%	0.18%		(0.20)%		(0.01)%
Portfolio turnover rate	12%	(E)	42%	28%	30%		31%		29%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	Annualized.
(F)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.
(G)	For periods of less than one full year, total return and turnover are not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.89		$8.55	$8.49		$8.88		$8.65	$8.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.00	*	0.07	0.02		0.15		0.08	0.02
Net realized and unrealized gain (loss) on investments	0.60		1.38	0.15	(C)	(0.54)		0.34	0.17

Total from investment operations	0.60		1.45	0.17		(0.39)		0.42	0.19

LESS DISTRIBUTIONS:

From net investment income	(0.24)		(0.11)	(0.11)		-		(0.19)	-

Total distributions	(0.24)		(0.11)	(0.11)		-		(0.19)	-

Net asset value, end of period	$10.25		$9.89	$8.55		$8.49		$8.88	$8.65

Total return (D)	6.12%	(E)	17.18%	2.08%		(4.39)%	(F)	4.85%	2.25%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,130		$13,083	$2,880		$1,581		$461	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.40%	(G)	1.43%	1.45%		1.42%		1.38%	-
Expenses, net waiver and reimbursement	1.35%	(G)	1.38%	1.39%		1.37%		1.38%	1.48%	(G)
Net investment income, before waiver and reimbursement	(0.14)%	(G)	0.74%	0.22%		1.13%		0.85%	-
Net investment income, net waiver and reimbursement	(0.09)%	(G)	0.79%	0.29%		1.18%		0.86%	0.95%	(G)
Portfolio turnover rate	12%	(E)	42%	28%		30%		31%	29%	(E)

*	Amount is less than $0.005 per share.
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$8.59		$7.46	$7.75	$8.66		$8.36	$7.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.01)	(0.02)	(0.01)		(0.01)	(0.02)
Net realized and unrealized gain on investments	0.35		1.23	0.51	0.03	(B)	1.15	1.51

Total from investment operations	0.34		1.22	0.49	0.02		1.14	1.49

LESS DISTRIBUTIONS:

From net realized gains on investments	(0.22)		(0.09)	(0.78)	(0.93)		(0.84)	(0.43)

Total distributions	(0.22)		(0.09)	(0.78)	(0.93)		(0.84)	(0.43)

Net asset value, end of period	$8.71		$8.59	$7.46	$7.75		$8.66	$8.36

Total return (C)(D)	3.97%	(E)	16.53%	6.65%	(0.35)%		14.70%	21.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$71,310		$68,291	$53,827	$52,682		$56,073	$48,411
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45%	(F)	1.52%	1.54%	1.56%		1.57%	-
Expenses, net waiver and reimbursement	1.40%	(F)	1.47%	1.49%	1.51%		1.57%	1.59%
Net investment loss, before waiver and reimbursement	(0.17)%	(F)	(0.19)%	(0.38)%	(0.14)%		(0.18)%	-
Net investment loss, net waiver and reimbursement	(0.12)%	(F)	(0.14)%	(0.33)%	(0.09)%		(0.17)%	(0.24)%
Portfolio turnover rate	29%	(E)	76%	71%	73%		61%	91%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$7.11		$6.24	$6.64	$7.60		$7.49	$6.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.06)	(0.07)	(0.06)		(0.07)	(0.07)
Net realized and unrealized gain on investments	0.29		1.02	0.45	0.03	(B)	1.02	1.36

Total from investment operations	0.26		0.96	0.38	(0.03)		0.95	1.29

LESS DISTRIBUTIONS:

From net realized gains on investments	(0.22)		(0.09)	(0.78)	(0.93)		(0.84)	(0.43)

Total distributions	(0.22)		(0.09)	(0.78)	(0.93)		(0.84)	(0.43)

Net asset value, end of period	$7.15		$7.11	$6.24	$6.64		$7.60	$7.49

Total return (C)(D)	3.67%	(E)	15.58%	6.04%	(1.14)%		13.84%	20.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,666		$9,909	$7,636	$6,490		$5,929	$5,041
Ratios to average net assets
Expenses, before waiver and reimbursement	2.20%	(F)	2.27%	2.30%	2.31%		2.32%	-
Expenses, net waiver and reimbursement	2.15%	(F)	2.22%	2.24%	2.26%		2.32%	2.34%
Net investment loss, before waiver and reimbursement	(0.92)%	(F)	(0.94)%	(1.14)%	(0.88)%		(0.93)%	-
Net investment loss, net waiver and reimbursement	(0.87)%	(F)	(0.89)%	(1.08)%	(0.84)%		(0.93)%	(0.99)%
Portfolio turnover rate	29%	(E)	76%	71%	73%		61%	91%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.70		$7.54	$7.80	$8.69		$8.37		$8.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.01	(0.01)	0.02		0.01		0.01
Net realized and unrealized gain on investments	0.35		1.24	0.53	0.02	(C)	1.15	(C)	0.05

Total from investment operations	0.36		1.25	0.52	0.04		1.16		0.06

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)		(0.09)	(0.78)	(0.93)		(0.84)		-

Total distributions	(0.22)		(0.09)	(0.78)	(0.93)		(0.84)		-

Net asset value, end of period	$8.84		$8.70	$7.54	$7.80		$8.69		$8.37

Total return (D)	4.15%	(E)	16.75%	7.01%	(0.10)%		14.94%		0.72%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,911		$3,936	$1,088	$1,202		$190		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.20%	(F)	1.26%	1.29%	1.31%		1.30%		-
Expenses, net waiver and reimbursement	1.15%	(F)	1.21%	1.24%	1.26%		1.29%		1.34%	(F)
Net investment income (loss), before waiver and reimbursement	0.06%	(F)	0.10%	(0.12)%	0.13%		0.13%		-
Net investment income (loss), net waiver and reimbursement	0.11%	(F)	0.15%	(0.08)%	0.16%		0.14%		0.01%	(F)
Portfolio turnover rate	29%	(E)	76%	71%	73%		61%		91%	(E)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$20.50		$17.09	$16.93	$19.79	$20.30	$14.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.03	(0.01)	(0.07)	(0.04)	0.02
Net realized and unrealized gain on investments	0.68		3.63	1.65	0.64	1.57	5.57

Total from investment operations	0.70		3.66	1.64	0.57	1.53	5.59

LESS DISTRIBUTIONS:
From net investment income	(0.00)	*	-	-	-	-	(0.03)
From net realized gains on investments	(1.78)		(0.25)	(1.48)	(3.43)	(2.04)	-

Total distributions	(1.78)		(0.25)	(1.48)	(3.43)	(2.04)	(0.03)

Net asset value, end of period	$19.42		$20.50	$17.09	$16.93	$19.79	$20.30

Total return (B)(C)	3.46%	(D)	21.55%	10.67%	1.90%	7.61%	37.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$111,964		$112,953	$94,871	$71,840	$71,997	$64,972
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38%	(E)	1.46%	1.48%	1.53%	1.53%	-
Expenses, net waiver and reimbursement	1.33%	(E)	1.41%	1.44%	1.48%	1.52%	1.55%
Net investment income (loss), before waiver and reimbursement	0.17%	(E)	0.13%	(0.09)%	(0.45)%	(0.25)%	-
Net investment income (loss), net waiver and reimbursement	0.22%	(E)	0.18%	(0.04)%	(0.40)%	(0.25)%	0.11%
Portfolio turnover rate	33%	(D)	57%	73%	30%	71%	73%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$15.54		$13.10	$13.42	$16.45	$17.30	$12.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.08)	(0.10)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain on investments	0.51		2.77	1.26	0.57	1.36	4.77

Total from investment operations	0.47		2.69	1.16	0.40	1.19	4.67

LESS DISTRIBUTIONS:

From net realized gains on investments	(1.78)		(0.25)	(1.48)	(3.43)	(2.04)	-

Total distributions	(1.78)		(0.25)	(1.48)	(3.43)	(2.04)	-

Net asset value, end of period	$14.23		$15.54	$13.10	$13.42	$16.45	$17.30

Total return (B)(C)	3.02%	(D)	20.70%	9.81%	1.14%	6.96%	36.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,684		$13,210	$10,257	$8,981	$8,135	$7,539
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13%	(E)	2.21%	2.23%	2.28%	2.28%	-
Expenses, net waiver and reimbursement	2.08%	(E)	2.16%	2.18%	2.23%	2.27%	2.30%
Net investment loss, before waiver and reimbursement	(0.57)%	(E)	(0.62)%	(0.84)%	(1.19)%	(1.01)%	-
Net investment loss, net waiver and reimbursement	(0.52)%	(E)	(0.57)%	(0.78)%	(1.14)%	(1.01)%	(0.65)%
Portfolio turnover rate	33%	(D)	57%	73%	30%	71%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$20.74		$17.24	$17.03	$19.84	$20.29		$19.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.05		0.08	0.04	(0.03)	0.02		(0.01)
Net realized and unrealized gain on investments	0.67		3.67	1.65	0.65	1.57	(C)	0.62

Total from investment operations	0.72		3.75	1.69	0.62	1.59		0.61

LESS DISTRIBUTIONS:
From net investment income	(0.05)		-	-	-	-		-
From net realized gains on investments	(1.78)		(0.25)	(1.48)	(3.43)	(2.04)		-

Total distributions	(1.83)		(0.25)	(1.48)	(3.43)	(2.04)		-

Net asset value, end of period	$19.63		$20.74	$17.24	$17.03	$19.84		$20.29

Total return (D)	3.56%	(E)	21.89%	10.92%	2.18%	7.93%		3.10%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,343		$19,103	$2,324	$870	$532		$103	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.13%	(F)	1.21%	1.26%	1.28%	1.27%		-
Expenses, net waiver and reimbursement	1.08%	(F)	1.16%	1.20%	1.23%	1.27%		1.30%	(F)
Net investment income (loss), before waiver and reimbursement	0.44%	(F)	0.38%	0.18%	(0.19)%	0.06%		-
Net investment income (loss), net waiver and reimbursement	0.49%	(F)	0.43%	0.23%	(0.14)%	0.07%		0.36%	(F)
Portfolio turnover rate	33%	(E)	57%	73%	30%	71%		73%	(E)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$19.16		$17.15	$18.20	$19.61	$18.14	$14.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.05	0.01	(0.01)	(0.01)	0.09
Net realized and unrealized gain on investments (B)	1.44		2.18	1.04	0.38	2.83	3.30

Total from investment operations	1.47		2.23	1.05	0.37	2.82	3.39

LESS DISTRIBUTIONS:
From net investment income	(0.03)		-	-	-	(0.09)	(0.05)
From net realized gains on investments	(1.27)		(0.22)	(2.10)	(1.78)	(1.26)	-

Total distributions	(1.30)		(0.22)	(2.10)	(1.78)	(1.35)	(0.05)

Net asset value, end of period	$19.33		$19.16	$17.15	$18.20	$19.61	$18.14

Total return (C)(D)	7.73%	(E)	13.10%	6.40%	1.59%	16.13%	23.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$173,855		$167,056	$154,260	$135,091	$138,821	$114,657
Ratios to average net assets
Expenses, before waiver and reimbursement	1.43%	(F)	1.49%	1.48%	1.48%	1.50%	-
Expenses, net waiver and reimbursement	1.33%	(F)	1.41%	1.43%	1.43%	1.49%	1.49%
Net investment income (loss), before waiver and reimbursement	0.25%	(F)	0.18%	(0.01)%	(0.13)%	(0.03)%	-
Net investment income (loss), net waiver and reimbursement	0.35%	(F)	0.26%	0.04%	(0.08)%	(0.03)%	0.55%
Portfolio turnover rate	13%	(E)	39%	45%	11%	37%	64%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$15.82		$14.30	$15.62	$17.19	$16.12	$13.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.07)	(0.10)	(0.14)	(0.13)	(0.03)
Net realized and unrealized gain on investments	1.18		1.81	0.88	0.35	2.49	2.95

Total from investment operations	1.15		1.74	0.78	0.21	2.36	2.92

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-	(0.03)	-
From net realized gains on investments	(1.27)		(0.22)	(2.10)	(1.78)	(1.26)	-

Total distributions	(1.27)		(0.22)	(2.10)	(1.78)	(1.29)	-

Net asset value, end of period	$15.70		$15.82	$14.30	$15.62	$17.19	$16.12

Total return (B)(C)	7.34%	(D)	12.27%	5.64%	0.82%	15.21%	22.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$25,337		$23,803	$20,855	$18,458	$16,778	$13,649
Ratios to average net assets
Expenses, before waiver and reimbursement	2.18%	(E)	2.24%	2.23%	2.23%	2.25%	-
Expenses, net waiver and reimbursement	2.08%	(E)	2.16%	2.18%	2.18%	2.24%	2.23%
Net investment loss, before waiver and reimbursement	(0.49)%	(E)	(0.57)%	(0.76)%	(0.88)%	(0.78)%	-
Net investment loss, net waiver and reimbursement	(0.39)%	(E)	(0.49)%	(0.70)%	(0.83)%	(0.77)%	(0.19)%
Portfolio turnover rate	13%	(D)	39%	45%	11%	37%	64%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$19.34		$17.27	$18.26		$19.63	$18.13		$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.10	0.05		0.03	0.05		0.03
Net realized and unrealized gain (loss) on investments	1.43		2.19	1.06	(C)	0.38	2.82	(C)	(0.09)

Total from investment operations	1.49		2.29	1.11		0.41	2.87		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		-	-		-	(0.11)		-
From net realized gains on investments	(1.27)		(0.22)	(2.10)		(1.78)	(1.26)		-

Total distributions	(1.33)		(0.22)	(2.10)		(1.78)	(1.37)		-

Net asset value, end of period	$19.50		$19.34	$17.27		$18.26	$19.63		$18.13

Total return (D)	7.86%	(E)	13.36%	6.74%		1.81%	16.09%		(0.33)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,832		$19,384	$5,382		$3,424	$1,442		$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.18%	(F)	1.23%	1.25%		1.23%	1.23%		-
Expenses, net waiver and reimbursement	1.08%	(F)	1.14%	1.19%		1.18%	1.23%		1.24%	(F)
Net investment income, before waiver and reimbursement	0.50%	(F)	0.46%	0.24%		0.12%	0.25%		-
Net investment income, net waiver and reimbursement	0.60%	(F)	0.55%	0.30%		0.18%	0.26%		0.80%	(F)
Portfolio turnover rate	13%	(E)	39%	45%		11%	37%		64%	(E)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.22		$10.47	$10.27	$10.43	$10.43	$10.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.13	0.14	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.29)		(0.22)	0.21	(0.04)	0.10	(0.49)

Total from investment operations	(0.20)		(0.09)	0.35	0.11	0.28	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.16)	(0.15)	(0.25)	(0.25)	(0.13)
From net realized gains on investments	-		-	-	(0.02)	(0.03)	-

Total distributions	(0.09)		(0.16)	(0.15)	(0.27)	(0.28)	(0.13)

Net asset value, end of period	$9.93		$10.22	$10.47	$10.27	$10.43	$10.43

Total return (B)(C)	(2.01)%	(D)	(0.81)%	3.47%	1.08%	2.64%	(2.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,200		$75,858	$86,142	$66,107	$68,274	$67,558
Ratios to average net assets
Expenses, before waiver and reimbursement	1.28%	(E)	1.30%	1.24%	1.28%	1.30%	1.27%
Expenses, net waiver and reimbursement	1.08%	(E)	1.10%	1.04%	1.11%	1.14%	1.12%
Net investment income, before waiver and reimbursement	1.53%	(E)	1.05%	1.19%	1.29%	1.60%	1.54%
Net investment income, net waiver and reimbursement	1.73%	(E)	1.25%	1.39%	1.48%	1.75%	1.69%
Portfolio turnover rate	24%	(D)	43%	40%	28%	18%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.85		$10.09	$9.89	$10.07	$10.07	$10.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.05	0.07	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.28)		(0.20)	0.19	(0.04)	0.11	(0.48)

Total from investment operations	(0.23)		(0.15)	0.26	0.04	0.21	(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.09)	(0.06)	(0.20)	(0.18)	(0.06)
From net realized gains on investments	-		-	-	(0.02)	(0.03)	-

Total distributions	(0.05)		(0.09)	(0.06)	(0.22)	(0.21)	(0.06)

Net asset value, end of period	$9.57		$9.85	$10.09	$9.89	$10.07	$10.07

Total return (B)(C)	(2.37)%	(D)	(1.49)%	2.66%	0.36%	2.02%	(3.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,782		$9,637	$9,660	$8,510	$7,120	$7,958
Ratios to average net assets
Expenses, before waiver and reimbursement	2.03%	(E)	2.06%	1.99%	2.03%	2.05%	2.03%
Expenses, net waiver and reimbursement	1.83%	(E)	1.86%	1.79%	1.86%	1.90%	1.88%
Net investment income, before waiver and reimbursement	0.79%	(E)	0.30%	0.46%	0.56%	0.85%	0.79%
Net investment income, net waiver and reimbursement	0.99%	(E)	0.50%	0.65%	0.73%	1.00%	0.94%
Portfolio turnover rate	24%	(D)	43%	40%	28%	18%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year		For the
	Months ended		ended	ended	ended	ended		Period ended
	March 31,		September 30,	September 30,	September 30,	September 30,		September 30,
	2018		2017	2016	2015	2014		2013 (A)
	(Unaudited)
Net asset value, beginning of period	$10.15		$10.41	$10.20	$10.36	$10.34		$10.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.16	0.17	0.18	0.41		0.04
Net realized and unrealized gain (loss) on investments	(0.29)		(0.23)	0.22	(0.05)	(0.08)	(C)	0.05

Total from investment operations	(0.19)		(0.07)	0.39	0.13	0.33		0.09

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.19)	(0.18)	(0.27)	(0.28)		(0.10)
From net realized gains on investments	-		-	-	(0.02)	(0.03)		-

Total distributions	(0.10)		(0.19)	(0.18)	(0.29)	(0.31)		(0.10)

Net asset value, end of period	$9.86		$10.15	$10.41	$10.20	$10.36		$10.34

Total return (D)	(1.88)%	(E)	(0.64)%	3.91%	1.28%	3.16%		0.90%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,358		$2,134	$564	$483	$103		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.03%	(F)	1.08%	0.96%	1.03%	(0.44)%		1.02%	(F)
Expenses, net waiver and reimbursement	0.83%	(F)	0.88%	0.78%	0.87%	(0.64)%		0.87%	(F)
Net investment income, before waiver and reimbursement	1.79%	(F)	1.37%	1.45%	1.58%	3.72%		1.79%	(F)
Net investment income, net waiver and reimbursement	1.99%	(F)	1.57%	1.63%	1.73%	3.92%		1.94%	(F)
Portfolio turnover rate	24%	(E)	43%	40%	28%	18%		25%	(E)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.40		$9.11	$8.64	$9.49	$9.40	$9.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.34	0.36	0.40	0.44	0.49
Net realized and unrealized gain (loss) on investments	(0.33)		0.28	0.46	(0.85)	0.09	(0.08)

Total from investment operations	(0.16)		0.62	0.82	(0.45)	0.53	0.41

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.33)	(0.35)	(0.40)	(0.44)	(0.47)

Total distributions	(0.19)		(0.33)	(0.35)	(0.40)	(0.44)	(0.47)

Net asset value, end of period	$9.05		$9.40	$9.11	$8.64	$9.49	$9.40

Total return (B)(C)	(1.67)%	(D)	6.94%	9.80%	(4.88)%	5.71%	4.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$42,034		$52,950	$49,187	$36,279	$41,038	$35,578
Ratios to average net assets
Expenses, before waiver and reimbursement	1.32%	(E)	1.32%	1.29%	1.30%	1.28%	-
Expenses, net waiver and reimbursement	1.27%	(E)	1.27%	1.24%	1.25%	1.28%	1.33%
Net investment income, before waiver and reimbursement	3.66%	(E)	3.66%	4.03%	4.28%	4.53%	-
Net investment income, net waiver and reimbursement	3.71%	(E)	3.71%	4.08%	4.33%	4.53%	5.13%
Portfolio turnover rate	5%	(D)	45%	27%	39%	53%	56%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.51		$9.22	$8.72	$9.57	$9.48	$9.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.28	0.30	0.33	0.37	0.43
Net realized and unrealized gain (loss) on investments	(0.32)		0.27	0.47	(0.86)	0.09	(0.09)

Total from investment operations	(0.18)		0.55	0.77	(0.53)	0.46	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.26)	(0.27)	(0.32)	(0.37)	(0.41)

Total distributions	(0.16)		(0.26)	(0.27)	(0.32)	(0.37)	(0.41)

Net asset value, end of period	$9.17		$9.51	$9.22	$8.72	$9.57	$9.48

Total return (B)(C)	(1.96)%	(D)	6.04%	9.04%	(5.58)%	4.89%	3.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,341		$3,539	$3,108	$2,714	$2,771	$2,236
Ratios to average net assets
Expenses, before waiver and reimbursement	2.07%	(E)	2.07%	2.03%	2.05%	2.03%	-
Expenses, net waiver and reimbursement	2.02%	(E)	2.02%	1.98%	2.00%	2.03%	2.07%
Net investment income, before waiver and reimbursement	2.92%	(E)	2.91%	3.30%	3.53%	3.78%	-
Net investment income, net waiver and reimbursement	2.96%	(E)	2.96%	3.35%	3.57%	3.79%	4.39%
Portfolio turnover rate	5%	(D)	45%	27%	39%	53%	56%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the
	Months ended		ended	ended	ended	ended	Period ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.41		$9.12	$8.65	$9.50	$9.40	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.18		0.37	0.39	0.43	0.47	0.07
Net realized and unrealized gain (loss) on investments	(0.32)		0.28	0.46	(0.86)	0.10	(0.06)

Total from investment operations	(0.14)		0.65	0.85	(0.43)	0.57	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.36)	(0.38)	(0.42)	(0.47)	(0.09)

Total distributions	(0.21)		(0.36)	(0.38)	(0.42)	(0.47)	(0.09)

Net asset value, end of period	$9.06		$9.41	$9.12	$8.65	$9.50	$9.40

Total return (C)	(1.63)%	(D)	7.21%	10.12%	(4.62)%	6.07%	0.15%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,002		$9,717	$1,560	$2,758	$241	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.07%	(E)	1.06%	0.96%	1.06%	0.90%	-
Expenses, net waiver and reimbursement	1.02%	(E)	1.01%	0.92%	1.00%	0.89%	1.08%	(E)
Net investment income, before waiver and reimbursement	3.91%	(E)	3.89%	4.38%	4.55%	4.77%	-
Net investment income, net waiver and reimbursement	3.96%	(E)	3.94%	4.42%	4.58%	4.78%	5.38%	(E)
Portfolio turnover rate	5%	(D)	45%	27%	39%	53%	56%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$14.91		$12.45	$11.10	$12.31	$12.69	$10.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	(0.03)		0.07	(0.09)	(0.10)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.08		2.58	1.44	(1.11)	0.37	2.58

Total from investment operations	0.05		2.65	1.35	(1.21)	0.29	2.52

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.19)	-	-	(0.67)	-

Total distributions	(0.20)		(0.19)	-	-	(0.67)	-

Net asset value, end of period	$14.76		$14.91	$12.45	$11.10	$12.31	$12.69

Total return (B)(C)	0.34%	(D)	21.62%	12.16%	(9.83)%	2.21%	24.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$35,013		$34,958	$16,030	$11,756	$13,792	$10,295
Ratio of expenses to average net assets	1.68%	(E)	1.80%	1.96%	1.93%	1.98%	2.24%
Ratio of net investment income (loss) to average net assets	(0.45)%	(E)	0.54%	(0.82)%	(0.83)%	(0.64)%	(0.57)%
Portfolio turnover rate	7%	(D)	10%	38%	24%	11%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$14.33		$12.01	$10.78	$12.05	$12.50	$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.09)		(0.03)	(0.18)	(0.18)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	0.09		2.48	1.41	(1.09)	0.37	2.54

Total from investment operations	(0.00)		2.45	1.23	(1.27)	0.19	2.41

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.13)	-	-	(0.64)	-

Total distributions	(0.12)		(0.13)	-	-	(0.64)	-

Net asset value, end of period	$14.21		$14.33	$12.01	$10.78	$12.05	$12.50

Total return (B)(C)	0.01%	(D)	20.60%	11.41%	(10.54)%	1.40%	23.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,464		$7,905	$4,144	$2,722	$2,342	$943
Ratio of expenses to average net assets	2.43%	(E)	2.56%	2.71%	2.68%	2.74%	2.99%
Ratio of net investment loss to average net assets	(1.19)%	(E)	(0.21)%	(1.57)%	(1.59)%	(1.38)%	(1.32)%
Portfolio turnover rate	7%	(D)	10%	38%	24%	11%	30%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the
	Months ended		ended	ended	ended	ended	Period ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013 (A)
	(Unaudited)
Net asset value, beginning of period	$14.97		$12.50	$11.11	$12.29	$12.67	$12.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.00	*	0.12	(0.08)	(0.03)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	0.07		2.57	1.47	(1.15)	0.37	0.45

Total from investment operations	0.07		2.69	1.39	(1.18)	0.32	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.22)	-	-	(0.70)	-

Total distributions	(0.23)		(0.22)	-	-	(0.70)	-

Net asset value, end of period	$14.81		$14.97	$12.50	$11.11	$12.29	$12.67

Total return (C)	0.44%	(D)	21.87%	12.51%	(9.60)%	2.36%	3.77%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,717		$2,189	$520	$236	$13	$104	+
Ratio of expenses to average net assets	1.43%	(E)	1.56%	1.72%	1.68%	1.78%	1.99%	(E)
Ratio of net investment income (loss) to average net assets	0.04%	(E)	0.83%	(0.58)%	(0.58)%	(0.36)%	(0.32)%	(E)
Portfolio turnover rate	7%	(D)	10%	38%	24%	11%	30%	(D)

* Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$11.37		$11.49	$10.54	$11.38	$11.12	$12.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.00 *	0.04	0.02	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.05)		(0.08)	0.91	(0.73)	0.25	(1.04)

Total from investment operations	(0.00)		(0.08)	0.95	(0.71)	0.34	(0.98)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.04)	-	(0.12)	(0.05)	-
From net realized gains on investments	-		-	-	(0.01)	(0.03)	(0.02)

Total distributions	(0.02)		(0.04)	-	(0.13)	(0.08)	(0.02)

Net asset value, end of period	$11.35		$11.37	$11.49	$10.54	$11.38	$11.12

Total return (B)(C)	(0.39)%(D)		(0.72)%	9.01%	(6.30)%	3.06%	(8.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$43,611		$50,080	$68,706	$71,569	$54,054	$51,859
Ratios to average net assets
Expenses, before waiver and reimbursement	1.54%	(E)	1.44%	1.35%	1.26%	1.28%	-
Expenses, net waiver and reimbursement	1.49%	(E)	1.39%	1.30%	1.21%	1.28%	1.26%
Net investment income, before waiver and reimbursement	0.74%	(E)	(0.05)%	0.35%	0.11%	0.78%	-
Net investment income, net waiver and reimbursement	0.79%	(E)	0.00%	0.40%	0.16%	0.78%	0.52%
Portfolio turnover rate	22%	(D)	51%	58%	42%	24%	56%
*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$10.90		$11.07	$10.22	$11.04	$10.82	$11.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	(0.08)	(0.04)	(0.07)	-	(0.03)
Net realized and unrealized gain (loss) on investments	(0.05)		(0.09)	0.89(B)	(0.71)	0.25	(1.01)

Total from investment operations	(0.05)		(0.17)	0.85	(0.78)	0.25	(1.04)

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.03)	-	-
From net realized gains on investments	-		-	-	(0.01)	(0.03)	(0.02)

Total distributions	-		-	-	(0.04)	(0.03)	(0.02)

Net asset value, end of period	$10.85		$10.90	$11.07	$10.22	$11.04	$10.82

Total return (C)(D)	(0.73)%	(E)	(1.54)%	8.32%	(7.06)%	2.27%	(8.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,809		$6,683	$9,630	$14,671	$14,461	$16,718
Ratios to average net assets
Expenses, before waiver and reimbursement	2.29%	(F)	2.21%	2.07%	2.01%	2.04%	-
Expenses, net waiver and reimbursement	2.24%	(F)	2.16%	2.02%	1.96%	2.03%	2.02%
Net investment loss, before waiver and reimbursement	(0.02)%	(F)	(0.79)%	(0.46)%	(0.67)%	(0.02)%	-
Net investment loss, net waiver and reimbursement	0.03%	(F)	(0.74)%	(0.41)%	(0.62)%	(0.01)%	(0.25)%
Portfolio turnover rate	22%	(E)	51%	58%	42%	24%	56%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the
	Months ended		ended	ended	ended	ended	Period ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2018		2017	2016	2015	2014	2013 (A)
	(Unaudited)
Net asset value, beginning of period	$11.38		$11.51	$10.52	$11.36	$11.11	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.06	0.09	0.05	0.18	0.01
Net realized and unrealized gain (loss) on investments	(0.06)		(0.12)	0.90	(0.73)	0.20	(0.01)

Total from investment operations	(0.00)		(0.06)	0.99	(0.68)	0.38	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.07)	-	(0.15)	(0.10)	-
From net realized gains on investments	-		-	-	(0.01)	(0.03)	-

Total distributions	(0.05)		(0.07)	-	(0.16)	(0.13)	-

Net asset value, end of period	$11.33		$11.38	$11.51	$10.52	$11.36	$11.11

Total return (C)	(0.28)%	(D)	(0.54)%	9.41%	(6.09)%	3.39%	0.00% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,720		$2,661	$398	$163	$97	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29%	(E)	1.14%	1.18%	1.01%	0.74%	-
Expenses, net waiver and reimbursement	1.24%	(E)	1.09%	1.12%	0.96%	0.72%	1.01%	(E)
Net investment income, before waiver and reimbursement	1.01%	(E)	0.44%	0.73%	0.42%	1.50%	-
Net investment income, net waiver and reimbursement	1.06%	(E)	0.49%	0.79%	0.47%	1.52%	0.77%	(E)
Portfolio turnover rate	22%	(D)	51%	58%	42%	24%	56%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.48		$8.73	$8.42	$8.90	$8.34	$7.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.18		(0.04)	(0.03)	0.03	0.12	0.02
Net realized and unrealized gain (loss) on investments	0.01		0.79	0.37	(0.40)	0.45	0.93

Total from investment operations	0.19		0.75	0.34	(0.37)	0.57	0.95

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.03)	(0.11)	(0.01)	(0.05)

Total distributions	-		-	(0.03)	(0.11)	(0.01)	(0.05)

Net asset value, end of period	$9.67		$9.48	$8.73	$8.42	$8.90	$8.34

Total return (B)(C)	2.00%	(D)	8.59%	4.03%	(4.16)%	6.82%	12.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,872		$32,767	$32,800	$33,071	$36,951	$34,466
Ratio of expenses to average net assets (E)	1.06%	(F)	1.07%	1.05%	1.08%	1.07%	1.08%
Ratio of net investment income (loss), to average net assets (E)(G)	3.77%	(F)	(0.45)%	(0.38)%	0.37%	1.34%	0.24%
Portfolio turnover rate	3%	(D)	36%	37%	24%	14%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$8.57		$7.95	$7.70	$8.15	$7.69	$6.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13		(0.10)	(0.08)	(0.02)	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	0.01		0.72	0.33	(0.38)	0.43	0.86

Total from investment operations	0.14		0.62	0.25	(0.40)	0.46	0.82

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.05)	-	-

Total distributions	-		-	-	(0.05)	-	-

Net asset value, end of period	$8.71		$8.57	$7.95	$7.70	$8.15	$7.69

Total return (B)(C)	1.63%	(D)	7.80%	3.25%	(4.89)%	5.98%	11.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,001		$6,966	$7,380	$7,713	$8,842	$7,668
Ratio of expenses to average net assets (E)	1.81%	(F)	1.82%	1.80%	1.84%	1.82%	1.83%
Ratio of net investment income (loss), to average net assets (E)(G)	3.04%	(F)	(1.18)%	(1.09)%	(0.29)%	0.50%	(0.52)%
Portfolio turnover rate	3%	(D)	36%	37%	24%	14%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.67		$10.06	$10.32	$11.01	$10.51	$9.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.17		(0.02)	(0.03)	0.06	0.14	0.03
Net realized and unrealized gain (loss) on investments	(0.10)		0.63	0.43	(0.32)	0.41	0.61

Total from investment operations	0.07		0.61	0.40	(0.26)	0.55	0.64

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.05)	(0.10)	(0.05)	(0.08)
From net realized gains on investments	(0.03)		-	(0.61)	(0.33)	-	-

Total distributions	(0.03)		-	(0.66)	(0.43)	(0.05)	(0.08)

Net asset value, end of period	$10.71		$10.67	$10.06	$10.32	$11.01	$10.51

Total return (B)(C)	0.68%	(D)	6.06%	4.22%	(2.47)%	5.23%	6.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$43,941		$45,110	$44,437	$44,706	$47,543	$44,238
Ratio of expenses to average net assets (E)	1.05%	(F)	1.04%	1.02%	1.07%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets (E)(G)	3.09%	(F)	(0.20)%	(0.27)%	0.53%	1.26%	0.25%
Portfolio turnover rate	3%	(D)	27%	27%	25%	19%	22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.76		$9.27	$9.58	$10.22	$9.79	$9.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.11		(0.09)	(0.09)	(0.01)	0.03	(0.05)
Net realized and unrealized gain (loss) on investments	(0.08)		0.58	0.39	(0.30)	0.40	0.57

Total from investment operations	0.03		0.49	0.30	(0.31)	0.43	0.52

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.03)		-	(0.61)	(0.33)	-	-

Total distributions	(0.03)		-	(0.61)	(0.33)	-	-

Net asset value, end of period	$9.76		$9.76	$9.27	$9.58	$10.22	$9.79

Total return (B)(C)	0.23%	(D)	5.29%	3.39%	(3.19)%	4.39%	5.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,308		$9,981	$10,697	$11,135	$12,359	$10,419
Ratio of expenses to average net assets (E)	1.80%	(F)	1.79%	1.77%	1.82%	1.79%	1.80%
Ratio of net investment income (loss), to average net assets (E)(G)	2.30%	(F)	(0.96)%	(1.01)%	(0.14)%	0.41%	(0.50)%
Portfolio turnover rate	3%	(D)	27%	27%	25%	19%	22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.73		$8.06	$6.34	$10.23	$10.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.06	0.03	0.04	(0.02)	(0.08)
Net realized and unrealized gain (loss) on investments	0.18		1.65	1.69	(3.35)	0.08	0.61

Total from investment operations	0.19		1.71	1.72	(3.31)	0.06	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.04)	-	(0.04)	-	-
From net realized gains on investments	-		-	-	(0.54)	(0.36)	-

Total distributions	(0.07)		(0.04)	-	(0.58)	(0.36)	-

Net asset value, end of period	$9.85		$9.73	$8.06	$6.34	$10.23	$10.53

Total return (C)(D)	1.92%	(E,F)	21.29%	27.13%	(33.78)%	0.61%	5.30%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,994		$16,889	$7,118	$5,981	$10,803	$8,675
Ratios to average net assets	2.15%	(G)	2.27%	2.58%	2.50%	2.55%	-
Expenses, before waiver and reimbursement
Expenses, net waiver and reimbursement	2.10%	(G)	2.22%	2.53%	2.45%	2.55%	3.03%	(G)
Net investment income (loss), before waiver and reimbursement	0.19%	(G)	0.68%	0.39%	0.36%	(0.19)%	-
Net investment income (loss), net waiver and reimbursement	0.24%	(G)	0.73%	0.44%	0.41%	(0.19)%	(0.95)%	(G)
Portfolio turnover rate	19%	(E)	31%	24%	37%	39%	19%	(E)
(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return calculation does not reflect sales load.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset may differ from the net asset values and returns for shareholder processing.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.48		$7.88		$6.23		$10.09	$10.48	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.02)		0.00	*	(0.02)		(0.02)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	0.16		1.60		1.67	(C)	(3.30)	0.06	0.60

Total from investment operations	0.14		1.60		1.65		(3.32)	(0.03)	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.02)		-		-		-	-	-
From net realized gains on investments	-		-		-		(0.54)	(0.36)	-

Total distributions	(0.02)		-		-		(0.54)	(0.36)	-

Net asset value, end of period	$9.60		$9.48		$7.88		$6.23	$10.09	$10.48

Total return (D)(E)	1.47%	(F)	20.30%		26.48%		(34.29)%	(0.27)%	4.80%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,510		$2,413		$897		$498	$883	$291
Ratios to average net assets	2.90%	(G)	3.02%		3.36%		3.26%	3.25%	-
Expenses, before waiver and reimbursement
Expenses, net waiver and reimbursement	2.85%	(G)	2.97%		3.28%		3.21%	3.25%	3.76%	(G)
Net investment loss, before waiver and reimbursement	(0.51)%	(G)	(0.04)%		(0.29)%		(0.39)%	(0.83)%	-
Net investment income (loss), net waiver and reimbursement	(0.46)%	(G)	0.01%		(0.24)%		(0.34)%	(0.83)%	(1.39)%	(G)
Portfolio turnover rate	19%	(F)	31%		24%		37%	39%	19%	(F)
*	Amount is less than $0.005 per share

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return calculation does not reflect redemption fee.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.79		$8.11	$6.35	$10.25	$10.53		$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.09	0.05	0.08	0.03		0.00	*
Net realized and unrealized gain (loss) on investments	0.16		1.64	1.71	(3.38)	0.05	(C)	0.57

Total from investment operations	0.19		1.73	1.76	(3.30)	0.08		0.57

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.05)	-	(0.06)	-		-
From net realized gains on investments	-		-	-	(0.54)	(0.36)		-

Total distributions	(0.08)		(0.05)	-	(0.60)	(0.36)		-

Net asset value, end of period	$9.90		$9.79	$8.11	$6.35	$10.25		$10.53

Total return (D)	1.98%	(E)	21.52%	27.72%	(33.04)%	0.81%		5.72%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,946		$1,762	$703	$329	$333		$106	+
Ratios to average net assets	1.90%	(F)	2.02%	2.42%	2.26%	2.25%		-
Expenses, before waiver and reimbursement
Expenses, net waiver and reimbursement	1.85%	(F)	1.97%	2.38%	2.21%	2.25%		2.78%	(F)
Net investment income (loss), before waiver and reimbursement	0.47%	(F)	0.97%	0.61%	0.90%	0.25%		-
Net investment income (loss), net waiver and reimbursement	0.52%	(F)	1.02%	0.66%	0.95%	0.26%		(0.70%)	(F)
Portfolio turnover rate	19%	(E)	31%	24%	37%	39%		19%	(E)

*Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$11.28		$10.76	$10.53	$10.95	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.00		0.01	0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)		0.52	0.22	(0.42)	0.97

Total from investment operations	(0.07)		0.53	0.25	(0.41)	0.95

LESS DISTRIBUTIONS:
From net investment income	-		(0.01)	(0.02)	(0.01)	-
From net realized gains on investments	(0.27)		-	-	-	-

Total distributions	(0.27)		(0.01)	(0.02)	(0.01)	-

Net asset value, end of period	$10.94		$11.28	$10.76	$10.53	$10.95

Total return (C)(D)	(0.65)%	(E)	4.91%	2.36%	(3.75)%	9.50%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,335		$30,426	$36,486	$26,378	$24,272
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59%	(F)	1.59%	1.59%	1.56%	1.68%	(F)
Expenses, net waiver and reimbursement	1.54%	(F)	1.54%	1.54%	1.51%	1.67%	(F)
Net investment income (loss), before waiver and reimbursement	0.02%	(F)	0.03%	0.20%	0.08%	(0.21%)	(F)
Net investment income (loss), net waiver and reimbursement	0.07%	(F)	0.08%	0.25%	0.13%	(0.21%)	(F)
Portfolio turnover rate	41%	(E)	118%	45%	75%	21%	(E)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return calculation does not reflect sales load.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.99		$10.55	$10.39		$10.87	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.07)	(0.06)		(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.07)		0.51	0.22	(C)	(0.42)	0.95

Total from investment operations	(0.11)		0.44	0.16		(0.48)	0.87

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.27)		-	-		-	-

Total distributions	(0.27)		-	-		-	-

Net asset value, end of period	$10.61		$10.99	$10.55		$10.39	$10.87

Total return (D)(E)	(1.04)%	(F)	4.17%	1.54%		(4.42)%	8.70%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,107		$3,006	$3,028		$3,330	$2,081
Ratios to average net assets
Expenses, before waiver and reimbursement	2.34%	(G)	2.34%	2.32%		2.30%	2.20%	(G)
Expenses, net waiver and reimbursement	2.29%	(G)	2.29%	2.28%		2.25%	2.19%	(G)
Net investment loss, before waiver and reimbursement	(0.72%)	(G)	(0.73%)	(0.61%)		(0.60%)	(0.72%)	(G)
Net investment loss, net waiver and reimbursement	(0.67%)	(G)	(0.68%)	(0.56%)		(0.55%)	(0.70%)	(G)
Portfolio turnover rate	41%	(F)	118%	45%		75%	21%	(F)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return calculation does not reflect redemption fee.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$11.34		$10.81	$10.56	$10.96	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.03	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.08)		0.53	0.23	(0.42)	0.92	(C)

Total from investment operations	(0.06)		0.56	0.28	(0.38)	0.96

LESS DISTRIBUTIONS:
From net investment income	-		(0.03)	(0.03)	(0.02)	-
From net realized gains on investments	(0.27)		-	-	-	-

Total distributions	(0.27)		(0.03)	(0.03)	(0.02)	-

Net asset value, end of period	$11.01		$11.34	$10.81	$10.56	$10.96

Total return (D)	(0.56)%	(E)	5.19%	2.61%	(3.50)%	9.60%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,847		$2,197	$1,593	$1,573	$1,507
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34%	(F)	1.34%	1.32%	1.31%	1.18%	(F)
Expenses, net waiver and reimbursement	1.29%	(F)	1.29%	1.28%	1.26%	1.16%	(F)
Net investment income, before waiver and reimbursement	0.28%	(F)	0.27%	0.41%	0.32%	0.30%	(F)
Net investment income, net waiver and reimbursement	0.33%	(F)	0.32%	0.46%	0.38%	0.31%	(F)
Portfolio turnover rate	41%	(E)	118%	45%	75%	21%	(E)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2018 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2018, the Trust consisted of fifteen series. These financial statements include the following thirteen series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold and silver bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 6-18% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; approximately 2-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund; and approximately 0-15% of its net assets in the Timothy Fixed Income Fund.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 2-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 6-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-10% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0- 10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

The Timothy Plan Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Fund’s Advisor/Sub-Advisor believes are experiencing rapid or above average growth or industrialization through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its investment objectives by employing a proprietary investment model to select equity securities for the Fund that the Fund’s Advisor/Sub-Advisor believes are undervalued and more likely to appreciate. The Fund’s Advisor/Sub-Advisor focuses on characteristics such as management commitment, value and neglect, and on equity securities that are underrepresented by institutional investors. The Fund’s Advisor/Sub-Advisor also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets and other financial statement data, as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, the Fund’s Advisor/Sub-Advisor refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. The Fund’s Advisor normally will sell a security when the investment no longer meets the Funds Advisor’s/Sub-Advisor’s investment criteria.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is FIFO (first-in-first-out). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

D.	GOLD/SILVER RISK FACTORS

There is a risk that some or all of the Trust’s gold and silver bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold and silver, including but not limited to:

•	Global or regional political, economic or financial events and situations;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates; and

•	Investment and trading activities of hedge funds and commodity funds.

E.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

F.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

G.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

H.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

I.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2018, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

J.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

K.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses), PFIC gains/(losses), net operating losses and short-term capital gains, the expiration of capital loss carry forwards, adjustments for paydowns, C-Corporation return of capital distributions, grantor trusts, and partnerships, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2017:

		Accumulated	Accumulated Net
		Net Investment	Realized Gains
Fund	Paid In Capital	Income (Loss)	(Loss)
Aggressive Growth Fund	$(191,245)	$173,493	$17,752
International Fund	(5,935,936)	762,087	5,173,849
Large/Mid Cap Growth Fund	(289,056)	288,650	406
Small Cap Value Fund	(2,870)	-	2,870
Large/Mid Cap Value Fund	-	(1,193)	1,193
Fixed Income Fund	-	326,015	(326,015)
High Yield Bond Fund	(776,982)	-	776,982
Israel Common Values Fund	-	61,150	(61,150)
Defensive Strategies Fund	(107,851)	(2,722,803)	2,830,654
Strategic Growth Fund	(179,604)	179,604	-
Conservative Growth Fund	(177,678)	177,720	(42)
Emerging Markets Fund	-	(6,120)	6,120
Growth & Income Fund	(2,237)	14,012	(11,775)

L.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold and silver held in the Timothy Plan Defensive Strategies Fund.

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2018, and there were no options transactions for the six months ended March 31, 2018.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over- the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub- Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in commodities are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub- Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2018:

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,468,592	$-	$-	$26,468,592
REITs	212,670	-	-	212,670
Money Market Fund	1,503,040	-	-	1,503,040
Total	$28,184,302	$-	$-	$28,184,302

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$106,146,751	$-	$-	$106,146,751
Money Market Fund	3,183,478	-	-	3,183,478
Total	$109,330,229	$-	$-	$109,330,229

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$86,495,988	$-	$-	$86,495,988
Money Market Fund	3,484,012	-	-	3,484,012
Total	$89,980,000	$-	$-	$89,980,000

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$126,546,354	$-	$-	$126,546,354
REITs	18,925,486	-	-	18,925,486
Money Market Fund	2,642,090	-	-	2,642,090
Total	$148,113,930	$-	$-	$148,113,930

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$198,514,567	$-	$-	$198,514,567
REITs	11,475,616	-	-	11,475,616
Money Market Fund	13,409,744	-	-	13,409,744
Total	$223,399,927	$-	$-	$223,399,927

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$26,115,409	$-	$26,115,409
Government Notes & Bonds	-	31,817,023	-	31,817,023
Government Mortgage-Backed Securities	-	21,360,038	-	21,360,038
Money Market Fund	2,535,949	-	-	2,535,949
Total	$2,535,949	$79,292,470	$-	$81,828,419

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$53,878,678	$-	$53,878,678
Money Market Fund	697,832	-	-	697,832
Total	$697,832	$53,878,678	$-	$54,576,510

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$46,760,132	$-	$-	$46,760,132
Money Market Fund	1,559,387	-	-	1,559,387
Total	$48,319,519	$-	$-	$48,319,519

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,683,263	$-	$-	$11,683,263
REITs	11,813,435	-	-	11,813,435
Corporate Bonds	-	1,318,898	-	1,318,898
Treasury Inflation Protected Securities (TIPS)	-	15,400,502	-	15,400,502
Alternative Investments	9,880,218	-	-	9,880,218
Money Market Fund	2,006,362	-	-	2,006,362
Total	$35,383,278	$16,719,400	$-	$52,102,678

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,238,806	$-	$-	$39,238,806
Money Market Fund	675,137	-	-	675,137
Total	$39,913,943	$-	$-	$39,913,943

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,533,325	$-	$-	$51,533,325
Money Market Fund	1,805,868	-	-	1,805,868
Total	$53,339,193	$-	$-	$53,339,193

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,627,440	$522,235	$-	$18,149,675
Preferred Stock	3,370,075	-	-	3,370,075
REITs	2,531,632	-	-	2,531,632
Money Market Fund	4,264,094	-	-	4,264,094
Total	$27,793,241	$522,235	$-	$28,315,476

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,281,944	$-	$-	$15,281,944
Exchange Traded Funds	98,338	-	-	98,338
REITs	288,475	-	-	288,475
Corporate Bonds	-	248,393	-	248,393
Government Notes, Bonds & Agencies	-	13,287,085	-	13,287,085
Treasury Inflation Protected Securities (TIPS)	-	2,817,253	-	2,817,253
Money Market Fund	3,194,622	-	-	3,194,622
Total	$18,863,379	$16,352,731	$-	$35,216,110

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period presented. There were transfers into Level 2 during the current period presented. It is the Trust’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Emerging Markets Fund

	Common Stock	Total
Transfer into Level 2 from Level 1	$522,235	$522,235

Transfer was due to the lack of availability of pricing from an approved pricing source.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2018:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$11,053,103	$-	$11,707,500
International	-	18,054,314	-	11,685,893
Large/Mid Cap Growth	-	31,011,992	-	24,592,206
Small Cap Value	-	47,718,703	-	47,915,739
Large/Mid Cap Value	-	28,187,272	-	35,539,092
Fixed Income	16,027,368	3,048,935	19,413,264	2,406,804
High Yield Bond	-	3,315,026	-	11,612,148
Israel Common Values	-	6,847,080	-	3,036,641
Defensive Strategies	-	9,542,273	-	14,096,136
Strategic Growth *	-	2,062,752	-	1,255,517
Conservative Growth *	-	2,913,693	-	1,727,296
Emerging Markets	-	9,551,148	-	3,970,789
Growth & Income	2,737,832	11,216,821	4,528,945	11,980,152

* The security transactions are purchases and sales of affiliated funds.

Note 4 | Investment Advisory Agreement and Transactions with Related Parties

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 26, 2017. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Emerging Markets Fund to 1.15%; from the International Fund to 0.95%; from the Small Cap Value Fund, the Large/Mid Cap Growth Fund and the Growth & Income Fund to 0.80%; from the Aggressive Growth Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; and from the Fixed Income Fund to 0.40%. Effective March 1, 2017, the Large/Mid Cap Value Fund reduced the fee it receives to 0.75% from 0.80%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2018, TPL waived and reimbursed the Funds as follows:

Fund	Six Months Ended March 31, 2018
Aggressive Growth Fund	$14,116
International Fund	25,085
Large/Mid Cap Growth Fund	22,495
Small Cap Value Fund	36,356
Large/Mid Cap Value Fund	109,222
Fixed Income Fund	84,193
High Yield Bond Fund	16,049
Defensive Strategies Fund	13,997
Emerging Markets Fund	5,808
Growth & Income Fund	9,023

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

   Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $ 600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, Timothy Plan Emerging Markets, and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b- 1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2018, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees

Six Months Ended
March 31, 2018
Aggressive Growth	$48,324
International	124,652
Large/Mid Cap Growth	144,450
Small Cap Value	206,997
Large/Mid Cap Value	338,843
Fixed Income	138,272
High Yield Bond	81,231
Israel Common Values	88,340
Defensive Strategies	90,685
Strategic Growth	26,399
Conservative Growth	35,810
Emerging Markets	36,230
Growth & Income	53,268

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 31, 2018, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$6,601	$373
International	12,995	422
Large/Mid Cap Growth	20,113	408
Small Cap Value	32,250	669
Large/Mid Cap Value	34,159	1,391
Fixed Income	15,619	1,927
High Yield Bond	10,131	537
Israel Common Values	21,130	3,608
Defensive Strategies	6,762	269
Strategic Growth	10,102	13,187
Conservative Growth	8,307	566
Emerging Markets	7,983	2,245
Growth & Income	6,571	529

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2018, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds

Aggressive Growth	27.14%

International	29.43%

Large/Mid Cap Growth	16.18%

Small Cap Value	6.56%

Large/Mid Cap Value	7.50%

Fixed Income	29.33%

High Yield Bond	20.33%

Israel Common Values	15.62%

Defensive Strategies	34.88%

Emerging Markets	32.04%

Growth & Income	42.60%

Note 6 | Underlying Investment in Other Investment Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Timothy Plan Strategic Growth Fund and Conservative Growth Fund had the following transactions during the six months ended March 31, 2018, with affiliates:

Strategic Growth		Share Activity				Six Months Ended March 31, 2018
Fund	Balance September 30, 2017	Purchases	Sales	Balance March 31, 2018	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	251,575	26,614	9,294	268,895	$2,250,651	$67,780	$-	$(558)
International	800,146	34,017	42,430	791,733	8,107,342	249,753	166,088	47,137
Large/Mid Cap Growth	454,109	27,171	15,497	465,783	4,056,972	41,181	100,571	9,918
Small Cap Value	112,155	20,688	7,290	125,553	2,438,246	(153,057)	205,750	26,462
Large/Mid Cap Value	220,076	19,106	5,930	233,252	4,508,765	22,238	283,920	15,142
Fixed Income	191,919	5,815	654	197,080	1,957,006	(56,805)	16,723	(85)
High Yield Bond	254,641	26,724	184	281,181	2,544,689	(97,763)	53,828	(4)
Israel Common Values	134,511	2,355	3,170	133,696	1,973,349	(27,649)	27,002	8,594
Defensive Strategies	427,333	561	8,351	419,543	4,761,809	(23,917)	6,410	3,424
Emerging Markets	301,703	3,128	9,456	295,375	2,906,494	19,439	19,099	12,481
Growth & Income	342,210	8,112	9,053	341,269	3,733,483	(122,905)	90,685	8,525

Conservative Growth		Share Activity				Six Months Ended March 31, 2018
Fund	Balance September 30, 2017	Purchases	Sales	Balance March 31, 2018	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	278,007	510	13,286	265,231	$2,219,986	$71,541	$-	$(797)
International	581,691	32,831	37,001	577,521	5,913,815	170,773	121,151	45,577
Large/Mid Cap Growth	462,595	31,779	21,186	473,188	4,121,464	40,755	102,170	10,381
Small Cap Value	126,775	24,514	9,579	141,710	2,752,010	(177,565)	232,226	34,771
Large/Mid Cap Value	217,150	35,065	8,236	243,979	4,716,117	15,635	296,977	6,625
Fixed Income	1,273,040	35,156	-	1,308,196	12,990,384	(377,319)	111,003	-
High Yield Bond	351,495	33,362	3,954	380,903	3,447,174	(131,803)	72,919	(367)
Israel Common Values	111,482	19,068	3,839	126,711	1,870,246	(38,543)	25,591	16,002
Defensive Strategies	541,035	697	20,750	520,982	5,913,141	(33,332)	7,960	8,507
Emerging Markets	268,021	1,736	12,519	257,238	2,531,226	11,260	16,633	15,876
Growth & Income	472,649	10,988	21,319	462,318	5,057,762	(170,416)	122,852	16,433

*Includes capital gain distributions from affiliated funds

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 7 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Aggressive Growth	$23,890,728	$4,830,314	$(536,740)	$4,293,574

International	93,095,133	19,329,960	(3,094,864)	16,235,096

Large/Mid Cap Growth	74,708,708	16,517,995	(1,246,703)	15,271,292

Small Cap Value	132,735,498	18,753,367	(3,374,935)	15,378,432

Large/Mid Cap Value	185,498,472	46,906,096	(9,004,641)	37,901,455

Fixed Income	83,710,321	171,698	(2,053,600)	(1,881,902)

High Yield Bond	55,326,081	319,929	(1,069,500)	(749,571)

Israel Common Values	39,569,632	11,001,612	(2,251,725)	8,749,887

Defensive Strategies	51,275,089	3,292,081	(2,464,492)	827,589

Strategic Growth	36,977,694	3,187,088	(250,839)	2,936,249

Conservative Growth	50,850,771	3,393,886	(905,464)	2,488,422

Emerging Markets	27,763,506	2,311,779	(1,759,809)	551,970

Growth & Income	34,340,841	1,587,415	(712,146)	875,269

Note 8 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2017 and the fiscal year ended September 30, 2016 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2017

Ordinary Income	$-	$921,956	$-	$-

Long-term Capital Gains	-	-	818,866	1,671,871

Return of Capital	-	-	-	-

	$-	$921,956	$818,866	$1,671,871

Year ended September 30, 2016

Ordinary Income	$78,956	$987,038	$84,166	$-

Long-term Capital Gains	3,059,522	-	6,426,712	8,064,409

Return of Capital	-	-	-	-

	$3,138,478	$987,038	$6,510,878	$8,064,409

	Large / Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*	Defensive Strategies
Year ended September 30, 2017

Ordinary Income	$-	$1,391,208	$1,993,568	$478,723	$211,186

Long-term Capital Gains	2,332,773	-	-	-	-

Return of Capital	-	-	-	-	-

	$2,332,773	$1,391,208	$1,993,568	$478,723	$211,186

Year ended September 30, 2016

Ordinary Income	$-	$1,241,208	$1,924,255	$58,926	$-

Long-term Capital Gains	19,429,364	-	-	-	-

Return of Capital	-	-	-	-	-

	$19,429,364	$1,241,208	$1,924,255	$58,926	$-

	Strategic Growth	Conservative Growth	Emerging Markets*	Growth & Income Fund
Year ended September 30, 2017

Ordinary Income	$-	$-	$67,208	$9,747

Long-term Capital Gains	-	-	-	17,051

Return of Capital	-	-	-	-

	$-	$-	$67,208	$26,798

Year ended September 30, 2016

Ordinary Income	$112,223	$236,705	$23,441	$67,392

Long-term Capital Gains	-	3,321,111	-	-

Return of Capital	-	-	-	-

	$112,223	$3,557,816	$23,441	$6 7,392

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $18,707, $152,490, and $192,388 for fiscal year ended September 30, 2017 for the Emerging Markets, Israel Common Values, and International Funds, respectively, and $23,441, $58,926, and $ 208,471 for the fiscal year ended September 30, 2016 for the Emerging Markets, Israel Common Values, and International Funds, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund

Undistributed Ordinary Income	$-	$1,985,813	$-	$1,218,765

Long-Term Capital Gains	-	-	1,811,786	8,945,103

Capital Loss Carry Forward	(446,267)	(1,437,114)	-	-

Post October and Other Losses	(227,414)	-	(85,093)	-

Unrealized Appreciation (Depreciation)	4,045,125	11,330,216	13,636,189	22,089,731

	$3,371,444	$11,878,915	$15,362,882	$32,253,599

	Large / Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund

Undistributed Ordinary Income	$2,004,025	$340,631	$113,120	$598,479

Long-Term Capital Gains	12,221,548	-	-	-

Capital Loss Carry Forward	-	(596,694)	(1,429,029)	(702,224)

Post October and Other Losses	-	(334,418)	-	-

Unrealized Appreciation (Depreciation)	33,839,308	125,147	1,735,616	7,890,149

	$48,064,881	$(465,334)	$419,707	$7,786,404

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund

Undistributed Ordinary Income	$-	$-	$-	$132,392

Long-Term Capital Gains	-	-	168,851	-

Capital Loss Carry Forward	(658,400)	(952,821)	-	(1,167,134)

Post October and Other Losses	-	(273,964)	(236,547)	-

Unrealized Appreciation (Depreciation)	1,755,537	3,017,954	3,107,436	1,195,082

	$1,097,137	$1,791,169	$3,039,740	$160,340

	Growth & Income Fund

Undistributed Ordinary Income	$-

Long-Term Capital Gains	860,843

Capital Loss Carry Forward	-

Post October and Other Losses	-

Unrealized Appreciation (Depreciation)	1,595,496
	$2,456,339

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of ($22), ($8), ($822), and $985 for the Israel Common Values, International, Defensive Strategies, and Emerging Markets Funds, respectively.

Note 9 | Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth Fund	$227,414
Large/Mid Cap Growth Fund	85,093
Strategic Growth Fund	260,506
Conservative Growth Fund	236,547

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Fixed Income Fund	334,418
Strategic Growth Fund	13,458

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

At September 30, 2017, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year		CLCF	CLCF
Fund	Short-Term	Long-Term	Expiring	Total	Utilized	Expired
Aggressive Growth Fund	$446,267	$-	Unlimited	$446,267	$-	$-
International Fund	-	-	2017	-	6,217,932	5,935,936
	592,985	-	2018	592,985	-	-
	844,129	-	2019	844,129	-	-
Fixed Income Fund	161,289	435,405	Unlimited	596,694	-	-
High Yield Bond Fund	-	-	2017	-	-	776,982
	181,677	1,247,352	Unlimited	1,429,029	-	-
Israel Common Values Fund	495,405	206,819	Unlimited	702,224	307,196	-
Defensive Strategies Fund	105,418	552,982	Unlimited	658,400	-	-
Strategic Growth Fund	952,821	-	2019	952,821	327,891	-
Conservative Growth Fund	-	-	Unlimited	-	23,142	-
Emerging Markets Fund	-	1,167,134	Unlimited	1,167,134	-	-
Growth & Income Fund	-	-	Unlimited	-	961,211	-

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 10| SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements

Note 11 | TAX INFORMATION (Unaudited)

The Strategic and Conservative Growth Funds designate the following for federal income tax purposes for the year ended September 30, 2017.

Strategic Growth Fund	Foreign Taxes paid	Foreign Source Income
Timothy Israel Common Values Fund	$6,742	$39,502
Timothy Emerging Markets Fund	2,601	62,835
Timothy International Fund	15,343	148,375

Conservative Growth Fund	Foreign Taxes paid	Foreign Source Income
Timothy Israel Common Values Fund	$5,588	$32,739
Timothy Emerging Markets Fund	2,311	55,820
Timothy International Fund	11,154	107,866

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2018. A description of the factors considered by the Board in renewing the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

The Board also received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2017, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S to other similar clients. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018.

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the Brandes Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Brandes in light of the services provided by Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. Next, the Board discussed the nature, extent and quality of Brandes’s services to the Fund, including the investment performance of the Fund under Brandes’s investment management. The Board generally approved of Brandes’s performance, noting that the Fund managed by Brandes invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not succumb to “style drift” in its management of the Funds’ assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Brandes Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Brandes Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement renewal.

Macquarie Investment Management; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Macquarie Investment Management (“Macquarie”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the Macquarie Sub- Advisory Agreement for an additional year. First, the Board considered the fees charged by Macquarie in light of the services provided by Macquarie. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Macquarie and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Macquarie. In reaching that determination, the Board relied on reports describing the fees paid to Macquarie and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board

Notes to Financial Statements

March 31, 2018 (Unaudited) (Continued)

Timothy Plan Family of Funds

discussed the nature, extent and quality of Macquarie’s services to the Fund, including the investment performance of the Fund under Macquarie’s investment management. The Board generally approved of Macquarie’s performance, noting that the Fund managed by Macquarie invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Macquarie did not succumb to “style drift” in its management of the Fund’s assets, and that Macquarie was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Macquarie’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Macquarie’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Macquarie Sub-Advisory Agreement because Macquarie was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Macquarie Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Macquarie Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Macquarie Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. Next, the Board discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. However, the Board requested that additional information be provided by Core at the next Meeting in May, 2018. Accordingly, the Board approved the reneal of the Core Sub-IA Agreement through May 31, 2018. In approving the renewal of the Core Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

James Investment Partners; Sub-Advisor to the Growth and Income Fund.

The Sub-Advisory Agreement between the Trust, TPL and James Investment Research, Inc. (“James”), on behalf of the Timothy Plan Growth and Income Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the James Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by James in light of the services provided by James. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by James and paid out of the fees received by TPL were fair and reasonable in light of the services provided by James. Next, the Board discussed the nature, extent and quality of James’s services to the Fund, including the investment performance of the Fund under James’s investment management. The Board generally approved of James’s performance, noting that the Fund managed by James invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that James did not succumb to “style drift” in its management of the Fund’s assets, and that James was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval James’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether James’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the James Sub-Advisory Agreement because James was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the James Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the James Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the James Sub-Advisory Agreement renewal.

Expense Examples – (Unaudited)

March 31, 2018

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2017, through March 31, 2018.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2017	3/31/2018	10/1/2017 through 3/31/2018
Actual - Class A *	$1,000.00	$1,032.10	$ 7.60
Hypothetical - Class A **	$1,000.00	$1,017.45	$ 7.54
Actual - Class C *	$1,000.00	$1,029.70	$11.39
Hypothetical - Class C **	$1,000.00	$1,013.71	$11.30
Actual - Class I *	$1,000.00	$1,034.10	$ 6.34
Hypothetical - Class I **	$1,000.00	$1,018.70	$ 6.29

*

Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.21% for Class A, 2.97% for Class C and 3.41% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2018

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2017	3/31/2018	10/1/2017 through 3/31/2018
Actual - Class A *	$1,000.00	$1,059.90	$ 8.22
Hypothetical - Class A **	$1,000.00	$1,016.95	$ 8.05
Actual - Class C *	$1,000.00	$1,056.50	$12.05
Hypothetical - Class C **	$1,000.00	$1,013.21	$11.80
Actual - Class I *	$1,000.00	$1,061.20	$ 6.94
Hypothetical - Class I **	$1,000.00	$1,018.20	$ 6.79

*

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C and 1.35% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.99% for Class A, 5.65% for Class C, and 6.12% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2017	3/31/2018	10/1/2017 through 3/31/2018
Actual - Class A *	$1,000.00	$1,039.70	$ 7.12
Hypothetical - Class A **	$1,000.00	$1,017.95	$ 7.04
Actual - Class C *	$1,000.00	$1,036.70	$10.92
Hypothetical - Class C **	$1,000.00	$1,014.21	$10.80
Actual - Class I *	$1,000.00	$1,041.50	$ 5.85
Hypothetical - Class I **	$1,000.00	$1,019.20	$ 5.79

*

Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.97% for Class A, 3.67% for Class C, and 4.15% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2017	3/31/2018	10/1/2017 through 3/31/2018
Actual - Class A *	$1,000.00	$1,034.60	$ 6.75
Hypothetical - Class A **	$1,000.00	$1,018.30	$ 6.69
Actual - Class C *	$1,000.00	$1,030.20	$10.53
Hypothetical - Class C **	$1,000.00	$1,014.56	$10.45
Actual - Class I *	$1,000.00	$1,035.60	$ 5.48
Hypothetical - Class I **	$1,000.00	$1,019.55	$ 5.44

*

Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Class A, 2.08% for Class C and 1.08% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.46% for Class A, 3.02% for Class C, and 3.56% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2018

LARGE/MID CAP VALUE FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2017	3/31/2018	10/1/2017 through 3/31/2018
Actual - Class A *	$1,000.00	$1,077.30	$ 6.89
Hypothetical - Class A **	$1,000.00	$1,018.30	$ 6.69
Actual - Class C *	$1,000.00	$1,073.40	$10.75
Hypothetical - Class C **	$1,000.00	$1,014.56	$10.45
Actual - Class I *	$1,000.00	$1,078.60	$ 5.60
Hypothetical - Class I **	$1,000.00	$1,019.55	$ 5.44

*

Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Class A, 2.08% for Class C, and 1.08% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.73% for Class A, 7.34% for Class C, and 7.86% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2017	3/31/2018	10/1/2017 through 3/31/2018
Actual - Class A *	$1,000.00	$ 979.90	$ 5.33
Hypothetical - Class A **	$1,000.00	$1,019.55	$ 5.44
Actual - Class C *	$1,000.00	$ 976.30	$ 9.02
Hypothetical - Class C **	$1,000.00	$1,015.81	$ 9.20
Actual - Class I *	$1,000.00	$ 981.20	$ 4.10
Hypothetical - Class I **	$1,000.00	$1,020.79	$ 4.18

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08% for Class A, 1.83% for Class C, and 0.83% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (2.01)% for Class A, (2.37)% for Class C, and (1.88)% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$ 983.30	$ 6.28
Hypothetical - Class A **	$1,000.00	$1,018.60	$ 6.39
Actual - Class C *	$1,000.00	$ 980.40	$ 9.97
Hypothetical - Class C **	$1,000.00	$1,014.86	$ 10.15
Actual - Class I *	$1,000.00	$ 983.70	$ 5.04
Hypothetical - Class I **	$1,000.00	$1,019.85	$ 5.14

**

Expenses are equal to the Fund’s annualized expense ratio of 1.27% for Class A, 2.02% for Class C, and 1.02% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.67)% for Class A, (1.96)% for Class C, and (1.63)% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2018

DEFENSIVE STRATEGIES FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$ 996.10	$ 7.42
Hypothetical - Class A **	$1,000.00	$1,017.50	$ 7.49
Actual - Class C *	$1,000.00	$ 992.70	$11.13
Hypothetical - Class C **	$1,000.00	$1,013.76	$11.25
Actual - Class I *	$1,000.00	$ 997.20	$ 6.17
Hypothetical - Class I **	$1,000.00	$1,018.75	$ 6.24

*

Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A, 2.24% for Class C and 1.24% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.39)% for Class A, (0.73)% for Class C and (0.28)% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$1,020.00	$ 5.34
Hypothetical - Class A **	$1,000.00	$1,019.65	$ 5.34
Actual - Class C *	$1,000.00	$1,016.30	$ 9.10
Hypothetical - Class C **	$1,000.00	$1,015.91	$ 9.10

*

Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Class A and 1.81% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.00% for Class A and 1.63% for Class C for the six-month period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$1,0006.80	$ 5.25
Hypothetical - Class A **	$1,000.00	$1,019.70	$ 5.29
Actual - Class C *	$1,000.00	$1,002.30	$ 8.99
Hypothetical - Class C **	$1,000.00	$1,015.96	$ 9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class A and 1.80% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.68% for Class A and 0.23% for Class C for the six-month period of October 1, 2017, to March 31, 2018.
**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2018

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$1,003.40	$ 8.39
Hypothetical - Class A **	$1,000.00	$1,016.55	$ 8.45
Actual - Class C *	$1,000.00	$1,000.10	$12.12
Hypothetical - Class C **	$1,000.00	$1,012.81	$12.19
Actual - Class I *	$1,000.00	$1,004.40	$ 7.30
Hypothetical - Class I **	$1,000.00	$1,017.65	$ 7.34

*

Expenses are equal to the Fund’s annualized expense ratio of 1.68% for Class A, 2.43% for Class C and 1.46% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.34% for Class A, 0.01% for Class C and 0.44% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$1,019.20	$10.57
Hypothetical - Class A **	$1,000.00	$1,014.46	$10.55
Actual - Class C *	$1,000.00	$1,014.70	$14.32
Hypothetical - Class C **	$1,000.00	$1,010.72	$14.29
Actual - Class I *	$1,000.00	$1,019.80	$ 9.32
Hypothetical - Class I **	$1,000.00	$1,015.71	$ 9.30

*

Expenses are equal to the Fund’s annualized expense ratio of 2.10% for Class A, 2.85% for Class C and 1.85% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.92% for Class A, 1.47% for Class C and 1.98% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			10/1/2017 through
	10/1/2017	3/31/2018	3/31/2018
Actual - Class A *	$1,000.00	$ 993.50	$ 7.65
Hypothetical - Class A **	$1,000.00	$1,017.25	$ 7.75
Actual - Class C *	$1,000.00	$ 989.60	$11.36
Hypothetical - Class C **	$1,000.00	$1,013.51	$11.50
Actual - Class I ***	$1,000.00	$ 994.40	$ 6.41
Hypothetical - Class I **	$1,000.00	$1,018.50	$ 6.49

*

Expenses are equal to the Fund’s annualized expense ratio of 1.54% for Class A, 2.29% for Class C and 1.29% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.65)% for Class A, (1.04)% for Class C and (0.56)% for Class I for the period of October 1, 2017, to March 31, 2018.

**	Assumes a 5% return before expenses.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL
INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security Number

•  Assets

•  Retirement Assets

•  Transaction History

•  Checking Account History

•  Purchase History

•  Account Balances

•  Account Transactions

•  Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders andlegal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes-information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are

Who is providing this Notice?	Timothy Plan Family of Mutual Funds
Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your	We collect your personal information, for example, when you
personal information?	• Open an account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tell us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• Sharing for affiliates’ everyday business purposes- information about your creditworthiness.
• Affiliates from using your information to market to you.
• Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non- financial companies.
Timothy Partners, Ltd. is an affiliate of The Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
• The Timothy Plan does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you.
• The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

This Page Intentionally Left Blank.

BOARD OF TRUSTEES
Arthur D. Ally
Kenneth Blackwell
Joseph E. Boatwright
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David Jones & Assoc., P.C.
18630 Crosstimber
San Antonio, TX 78258

HEADQUARTERS

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable
(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/5/18